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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08365

[Evergreen Select Fixed Income Trust]

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for three of its series, Evergreen Adjustable Rate Fund, Evergreen Limited Duration Fund and Evergreen Short Intermediate Bond Fund, for the year ended June 30, 2005. These three series have a June 30 fiscal year end.

Date of reporting period: June 30, 2005

Item 1 - Reports to Stockholders.

Evergreen Adjustable Rate Fund

Evergreen

ADJUSTABLE RATE FUND

Annual Report
as of June 30, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
27	STATEMENT OF ASSETS AND LIABILITIES
28	STATEMENT OF OPERATIONS
29	STATEMENTS OF CHANGES IN NET ASSETS
30	NOTES TO FINANCIAL STATEMENTS
36	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
40	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

August 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Adjustable Rate Fund, which covers the twelve-month period ended June 30, 2005.

There have been a variety of challenges facing fixed income investors over the past year. Moderating economic growth, tighter monetary policy and the extent of the yield curve flattening are just a few of the dynamics that altered many long-held perceptions in the bond market. During times like these, the importance of proper asset allocation cannot be overemphasized, and we believe investors with exposure to our short-intermediate term fixed income product offerings had the opportunity to benefit from these diversification strategies. In order to successfully navigate this challenging environment, our portfolio management teams attempted to position their portfolios to take advantage of the flattening Treasury yield curve, paying close attention to duration, using barbell strategies, and emphasizing security selection and credit quality.

The investment period began with mixed signals on the domestic economy. Growth was good; it was just no longer great, and market interest rates declined on the perceived weakness. Yet Federal Reserve (Fed) officials continued to talk up their much-anticipated “measured removal of policy accommodation.” Throughout the confusion, we maintained our belief that the economy had simply transitioned from recovery to expansion. As a result of this transition, there were a variety of conflicting economic messages. Historically, the maturation of the economic cycle has experienced similarly erratic behavior. Yet market interest rates began to fluctuate with seemingly every monthly data point. Moreover, the costs for commodities and energy were rising, and since inflation-adjusted interested rates had remained low for such a lengthy period, the Fed seemed determined to prevent inflation from becoming a long-term problem. As a result, yields bounced higher in anticipation of tighter Fed policy.

After three years of stimulative policy actions, the Fed began their “measured removal of policy

LETTER TO SHAREHOLDERS continued

accommodation” last summer. While Chairman Greenspan had been very transparent in his public statements in an attempt to assuage investor angst, market interest rates remained quite volatile early on in the investment period. Only after the central bank’s first few rate increases did the long-end of the yield curve begin to recover, a process that would continue for the bulk of the investment period. The jury was out, though, on the message of the yield curve. Some felt that long-term inflation was under control, while others voiced concern about the end of the expansion. We believed that monetary officials were simply in the process of renormalizing interest rates from their prior hyper-stimulative stance, and therefore concluded that long-term pricing pressures were unlikely to halt the expansion.

The Fed Chairman, however, remained concerned about “complacency” within the bond market, as evidenced by his comments to congressional banking committees that it was a “conundrum” that long-term yields continued to decline. Indeed, one of Mr. Greenspan’s greatest skills during his stewardship of the Fed has been his ability to “talk” rates up or down. These “jawboning” tactics have largely been successful throughout his tenure, yet this time the fixed income markets would have none of it. Either the Fed was behind the curve, or long term pricing was not a threat. While we took the latter argument, other market forces were at work helping to drive yields lower. The global capital glut, foreign central bank intervention, a flight to quality during periods of uncertainty, and increased demand for longer-duration assets by under-funded pensions had all combined to push yields lower.

Throughout the investment period, the portfolio managers employed a variety of strategies to navigate these challenging times. Some managers would shorten duration or reduce allocation to fixed rate securities. Barbell strategies, for example, were also used in some portfolios for security selection with maturities of less than two years or greater than five years, as those securities within the 2-5 year timeframe struggled with the flattening of the yield curve during the investment period. Mortgages, corporates and structured products were all screened for credit quality and potential long-term gains for our investors’ portfolios.

As always, we recommend that investors maintain a fully diversified strategy for their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for

LETTER TO SHAREHOLDERS continued

more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio managers for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our Web site.

Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notification of Investment Strategy Change:

Effective October 1, 2005, the Fund’s prospectus will be amended to make the following change to the Fund’s principal investment strategy:

The Fund may invest a portion of its assets in derivative instruments, such as Treasury futures, Eurodollar futures and interest rate swap agreements in order to manage its exposure to interest rate risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of one or more underlying assets, reference rates or indexes. The various derivative instruments that the Fund may use are described in more detail under “Additional Information on Securities and Investment Practices” in the Statement of Additional Information. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and management risk.

The Fund’s prospectus will be supplemented to include this change.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

FUND AT A GLANCE

as of June 30, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• Lisa Brown-Premo
• Robert Rowe

CURRENT INVESTMENT STYLE

Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2005.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/1/1991

	Class A	Class B	Class C	Class I	Class IS
Class inception date	6/30/2000	6/30/2000	6/30/2000	10/1/1991	5/23/1994

Nasdaq symbol	ESAAX	ESABX	ESACX	EKIZX	ESARX

Average annual return*

1-year with sales charge	-1.21%	-3.51%	0.44%	N/A	N/A

1-year w/o sales charge	2.14%	1.43%	1.43%	2.45%	2.19%

5-year	3.31%	2.89%	3.24%	4.27%	4.01%

10-year	4.73%	4.69%	4.69%	5.21%	4.95%

Maximum sales charge	3.25%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and IS prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class IS, 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Adjustable Rate Fund Class A shares, versus a similar investment in the Lehman 6-Month Treasury Bill Index (Lehman 6-Mo. T-Bill) and the Consumer Price Index (CPI).

The Lehman 6-Mo. T-Bill is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 2.14% for the twelve-month period ended June 30, 2005, excluding any applicable sales charges. During the same period, the Lehman 6-Month Treasury Bill Index (Lehman 6-Mo. T-Bill) returned 2.15% .

The fund seeks a high level of current income consistent with low volatility of principal.

During the 12-month period, interest rates rose across three-year and shorter maturities. This environment represented a continuation of the bear market of the prior year, a trend which was aided as the Federal Reserve (“Fed”) moved to tighten monetary policy by raising short-term interest rates. The fund’s managers kept duration — or sensitivity to interest-rate changes — stable or shorter than the previous year in anticipation of a rise in interest rates. This tactic aided performance. Typically, longer duration portfolios tend to outperform when interest rates fall. In addition, management kept the allocation to fixed-rate securities as well as the weighted-average reset period stable during the year at approximately 10-11 months. These investments accounted for between 13% and 14% of fund assets. The fund’s managers also increased the percentage of the portfolio resetting in six months or less during the course of the year. These strategies reflected management’s view that longer-term interest rates would be stable over the course of the year, but that the Fed would continue to raise short-term interest rates and the short end of the market would rise in tandem with the Federal Funds rate. The weighted average credit quality of the fund was stable at AAA during the year. All these strategies helped the fund maintain performance versus industry benchmarks and competitive funds. On the micro level, management continued to focus on individual security selection, seeking superior relative value, with an emphasis on securities with stable cash flows. This process serves to mitigate the effects of prepayments as well as extension risk of adjustable rate mortgages. Prepayments declined over the course of the year, but due to rising interest rates, extension risk became a greater concern. Consistent with management’s long-term strategy, almost 100% of fund assets was invested in mortgage-backed securities. While the different types of adjustable rate securities available on the market are quite varied, the mortgage sector tends to offer the best yields in most market environments, despite its complexity.

Detracting somewhat from results were the fund’s investments in agency hybrid mortgages. As yield spreads widened late in the period, these securities underperformed the market.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

U.S. government guarantees apply only to certain securities held in the funds portfolio and not to the funds shares.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of June 30, 2005, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	1/1/2005	6/30/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,009.99	$ 3.89
Class B	$ 1,000.00	$ 1,006.50	$ 7.36
Class C	$ 1,000.00	$ 1,006.50	$ 7.36
Class I	$ 1,000.00	$ 1,011.49	$ 2.39
Class IS	$ 1,000.00	$ 1,010.24	$ 3.64
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.93	$ 3.91
Class B	$ 1,000.00	$ 1,017.46	$ 7.40
Class C	$ 1,000.00	$ 1,017.46	$ 7.40
Class I	$ 1,000.00	$ 1,022.41	$ 2.41
Class IS	$ 1,000.00	$ 1,021.17	$ 3.66

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.78% for Class A, 1.48% for Class B, 1.48% for Class C, 0.48% for Class I and 0.73% for Class IS), multiplied by the average account value over the period, multiplied by 181 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,				Year Ended September 30,

CLASS A	2005	2004	2003	2002[1]	2001	2000[2]

Net asset value, beginning of period	$ 9.45	$ 9.63	$9.68	$ 9.68	$ 9.52	$ 9.54

Income from investment operations
Net investment income (loss)	0.20[3]	0.15[3]	0.28	0.32[3]	0.54[3]	0.16
Net realized and unrealized gains or losses on investments	0	(0.03)	0.02	0.02	0.24	(0.02)

Total from investment operations	0.20	0.12	0.30	0.34	0.78	0.14

Distributions to shareholders from
Net investment income	(0.31)	(0.30)	(0.35)	(0.34)	(0.62)	(0.16)

Net asset value, end of period	$ 9.34	$ 9.45	$9.63	$ 9.68	$ 9.68	$ 9.52

Total return[4]	2.14%	1.22%	3.11%	3.62%	8.46%	1.43%

Ratios and supplemental data
Net assets, end of period (thousands)	$826,622	$1,301,464	$2,102,065	$742,779	$190,055	$26,552
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.71%[5]	0.70%	0.68%	0.64%[6]	0.69%	0.71%[6]
Expenses excluding waivers/reimbursements
and expense reductions	0.75%[7]	0.71%	0.69%	0.64%[6]	0.69%	0.83%[6]
Net investment income (loss)	2.16%	1.62%	2.42%	4.43%[6]	5.70%	6.54%[6]
Portfolio turnover rate	16%	32%	14%	3%	13%	74%

1 For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

2 For the period from June 30, 2000 (commencement of class operations), to September 30, 2000.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 Expense ratio includes interest expense. Excluding interest expense, the expense ratio would be 0.69%.

6 Annualized

7 Expense ratio includes interest expense. Excluding interest expense, the expense ratio would be 0.73%.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,				Year Ended September 30,

CLASS B	2005	2004	2003	2002[1]	2001	2000[2]

Net asset value, beginning of period	$ 9.45	$ 9.63	$ 9.68	$ 9.68	$ 9.52	$ 9.54

Income from investment operations
Net investment income (loss)	0.14[3]	0.09[3]	0.19	0.26[3]	0.44[3]	0.14
Net realized and unrealized gains or losses on investments	(0.01)	(0.04)	0.03	0.03	0.27	(0.02)

Total from investment operations	0.13	0.05	0.22	0.29	0.71	0.12

Distributions to shareholders from
Net investment income	(0.24)	(0.23)	(0.27)	(0.29)	(0.55)	(0.14)

Net asset value, end of period	$ 9.34	$ 9.45	$ 9.63	$ 9.68	$ 9.68	$ 9.52

Total return[4]	1.43%	0.52%	2.34%	3.04%	7.65%	1.23%

Ratios and supplemental data
Net assets, end of period (thousands)	$563,993	$743,172	$945,625	$547,224	$173,276	$5,067
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.45%[5]	1.41%	1.43%	1.45%[6]	1.49%	1.50%[6]
Expenses excluding waivers/reimbursements
and expense reductions	1.45%[5]	1.41%	1.43%	1.45%[6]	1.49%	1.62%[6]
Net investment income (loss)	1.44%	0.91%	1.71%	3.63%[6]	4.61%	5.73%[6]
Portfolio turnover rate	16%	32%	14%	3%	13%	74%

1 For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

2 For the period from June 30, 2000 (commencement of class operations), to September 30, 2000.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 Expense ratio includes interest expense. Excluding interest expense, the expense ratio would be 1.43%.

6 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,				Year Ended September 30,

CLASS C	2005	2004	2003	2002[1]	2001	2000[2]

Net asset value, beginning of period	$ 9.45	$ 9.63	$9.68	$ 9.68	$ 9.52	$ 9.54

Income from investment operations
Net investment income (loss)	0.13[3]	0.09[3]	0.19	0.26[3]	0.41[3]	0.14
Net realized and unrealized gains or losses on investments	0	(0.04)	0.03	0.03	0.30	(0.02)

Total from investment operations	0.13	0.05	0.22	0.29	0.71	0.12

Distributions to shareholders from
Net investment income	(0.24)	(0.23)	(0.27)	(0.29)	(0.55)	(0.14)

Net asset value, end of period	$ 9.34	$ 9.45	$9.63	$ 9.68	$ 9.68	$ 9.52

Total return[4]	1.43%	0.52%	2.34%	3.04%	7.65%	1.23%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,247,703	$1,966,006	$2,824,812	$1,510,835	$348,002	$3,699
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.45%[5]	1.41%	1.43%	1.45%[6]	1.48%	1.50%[6]
Expenses excluding waivers/reimbursements
and expense reductions	1.45%[5]	1.41%	1.43%	1.45%[6]	1.48%	1.62%[6]
Net investment income (loss)	1.42%	0.91%	1.70%	3.60%[6]	4.40%	5.73%[6]
Portfolio turnover rate	16%	32%	14%	3%	13%	74%

1 For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

2 For the period from June 30, 2000 (commencement of class operations), to September 30, 2000.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 Expense ratio includes interest expense. Excluding interest expense, the expense ratio would be 1.43%.

6 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,				Year Ended September 30,

CLASS I	2005	2004	2003	2002[1]	2001	2000

Net asset value, beginning of period	$ 9.45	$ 9.63	$9.68	$ 9.68	$ 9.52	$ 9.56

Income from investment operations
Net investment income (loss)	0.23[2]	0.18[2]	0.33	0.33[2]	0.59[2]	0.61
Net realized and unrealized gains or losses on investments	0	(0.04)	(0.01)[3]	0.03	0.21	(0.05)

Total from investment operations	0.23	0.14	0.32	0.36	0.80	0.56

Distributions to shareholders from
Net investment income	(0.34)	(0.32)	(0.37)	(0.36)	(0.64)	(0.60)

Net asset value, end of period	$ 9.34	$ 9.45	$9.63	$ 9.68	$ 9.68	$ 9.52

Total return	2.45%	1.53%	3.36%	3.81%	8.73%	6.05%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,950,844	$2,722,219	$2,732,661	$419,486	$140,979	$32,787
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.45%[4]	0.41%	0.44%	0.45%[5]	0.50%	0.43%
Expenses excluding waivers/reimbursements
and expense reductions	0.45%[4]	0.41%	0.44%	0.45%[5]	0.50%	0.45%
Net investment income (loss)	2.43%	1.91%	2.65%	4.63%[5]	6.17%	6.43%
Portfolio turnover rate	16%	32%	14%	3%	13%	74%

1 For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio .

4 Expense ratio includes interest expense. Excluding interest expense, the expense ratio would be 0.43%.

5 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,				Year Ended September 30,

CLASS IS	2005	2004	2003	2002[1]	2001	2000

Net asset value, beginning of period	$ 9.45	$ 9.63	$9.68	$ 9.68	$ 9.52	$ 9.56

Income from investment operations
Net investment income (loss)	0.20[2]	0.16[2]	0.29	0.31[2]	0.55[2]	0.58
Net realized and unrealized gains or losses on investments	0	(0.04)	0.01	0.03	0.23	(0.04)

Total from investment operations	0.20	0.12	0.30	0.34	0.78	0.54

Distributions to shareholders from
Net investment income	(0.31)	(0.30)	(0.35)	(0.34)	(0.62)	(0.58)

Net asset value, end of period	$ 9.34	$ 9.45	$9.63	$ 9.68	$ 9.68	$ 9.52

Total return	2.19%	1.27%	3.11%	3.62%	8.46%	5.79%

Ratios and supplemental data
Net assets, end of period (thousands)	$516,966	$762,534	$1,496,754	$589,143	$92,858	$20,384
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.70%[3]	0.66%	0.68%	0.70%[4]	0.75%	0.70%
Expenses excluding waivers/reimbursements
and expense reductions	0.70%[3]	0.66%	0.68%	0.70%[4]	0.75%	0.72%
Net investment income (loss)	2.17%	1.66%	2.47%	4.39%[4]	5.72%	6.18%
Portfolio turnover rate	16%	32%	14%	3%	13%	74%

1 For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Expense ratio includes interest expense. Excluding interest expense, the expense ratio would be 0.68%.

4 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

June 30, 2005

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 11.2%
FIXED-RATE 0.8%
FHLMC:
Ser. 1900, Class P, 0.00%, 05/15/2007 (n)	$ 1,107,981	$1,104,841
Ser. 2106, Class ZD, 6.00%, 12/15/2028	14,534,130	15,190,608
Ser. 2459, Class VM, 6.50%, 11/15/2014	2,829,158	2,934,455
Ser. 2480, Class EH, 6.00%, 11/15/2031	8,141,754	8,227,580
FNMA:
Ser. 1989-96, Class H, 9.00%, 12/25/2019	147,222	161,038
Ser. 1992-87, Class Z, 8.00%, 05/25/2022	204,896	224,998
Ser. 1994-51, Class PJ, 6.50%, 09/25/2023	5,887,623	5,966,018
Ser. 1999-7, Class D, 6.00%, 03/18/2028	779,891	785,828
Ser. 2002-6, Class TA, 6.00%, 09/25/2031	1,427,464	1,430,129
Ser. G93-1, Class K, 6.68%, 01/25/2023	4,437,699	4,653,833

		40,679,328

FLOATING-RATE 10.4%
FHLMC:
Ser. 20, Class F, 3.98%, 10/25/2023	1,963,837	1,985,970
Ser. 21, Class F, 3.875%, 10/25/2023	1,709,063	1,724,342
Ser. 31, Class FA, 3.78%, 04/25/2024	1,646,789	1,651,021
Ser. 1380, Class FB, 3.36%, 10/15/2007	2,277,077	2,281,312
Ser. 1506, Class FD, 4.25%, 05/15/2008	195,673	197,054
Ser. 1513, Class AG, 3.20%, 05/15/2008	4,459,857	4,479,347
Ser. 1559, Class VM, 3.30%, 01/15/2023	878,161	879,382
Ser. 1671, Class QA, 3.47%, 02/15/2024	1,350,102	1,366,371
Ser. 1686, Class FE, 3.62%, 02/15/2024	65,909	68,018
Ser. 1691, Class EA, 3.70%, 02/15/2024	1,693,667	1,702,373
Ser. 1698, Class FC, 3.15%, 03/15/2009	4,615,626	4,651,720
Ser. 1730, Class FA, 3.51%, 05/15/2024	2,286,015	2,317,516
Ser. 1939, Class FB, 4.25%, 04/15/2027	420,927	427,771
Ser. 2115, Class FB, 3.67%, 01/15/2029	1,361,548	1,373,053
Ser. 2182, Class FE, 3.66%, 05/15/2028	1,879,166	1,900,157
Ser. 2293, Class FM, 3.42%, 03/15/2031	2,961,799	2,968,196
Ser. 2314, Class FG, 3.62%, 06/15/2029	4,650,879	4,688,365
Ser. 2315, Class FW, 3.77%, 04/15/2027	1,383,430	1,398,703
Ser. 2322, Class FE, 3.67%, 08/15/2028	3,559,256	3,592,997
Ser. 2339, Class F, 3.72%, 06/15/2029	6,221,034	6,289,528
Ser. 2380, Class FL, 3.82%, 11/15/2031	15,018,665	15,233,582
Ser. 2383, Class FD, 3.72%, 11/15/2031	13,465,095	13,602,439
Ser. 2388, Class FG, 3.72%, 12/31/2031	3,227,118	3,264,488
Ser. 2389, Class FI, 3.97%, 06/15/2031	3,800,988	3,868,266
Ser. 2391, Class EF, 3.72%, 06/15/2031	1,628,995	1,646,246
Ser. 2395, Class FD, 3.82%, 05/15/2029	3,732,331	3,787,457
Ser. 2396, Class FM, 3.67%, 12/15/2031	919,353	927,103
Ser. 2418, Class FO, 4.12%, 02/15/2032	7,649,308	7,819,734
Ser. 2422, Class FC, 3.72%, 02/15/2032	5,331,734	5,383,612
Ser. 2425, Class FO, 4.12%, 03/15/2032	11,329,380	11,587,010

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2005

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS continued
FLOATING-RATE continued
FHLMC:
Ser. 2431, Class F, 3.72%, 03/15/2032	$14,658,843	$14,804,552
Ser. 2461, Class FI, 3.72%, 04/15/2028	2,099,807	2,120,385
Ser. 2464, Class FE, 4.22%, 03/15/2032	2,786,876	2,846,870
Ser. 2466, Class FV, 3.77%, 03/15/2032	3,299,740	3,335,707
Ser. 2470, Class FB, 3.67%, 04/15/2027	4,678,194	4,718,380
Ser. 2475, Class FD, 3.77%, 06/15/2031	6,472,038	6,549,767
Ser. 2479, Class FA, 3.62%, 08/15/2032	16,851,608	16,972,266
Ser. 2481, Class FC, 4.22%, 05/15/2031	3,734,930	3,815,586
Ser. 2481, Class FE, 4.22%, 03/15/2032	5,930,934	6,071,853
Ser. 2526, Class FL, 3.62%, 01/15/2029	7,744,745	7,806,935
Ser. 2526, Class FM, 3.62%, 05/15/2029	11,591,076	11,689,368
Ser. 2534, Class EF, 3.57%, 05/15/2022	7,035,280	7,074,044
Ser. 2534, Class FJ, 3.57%, 04/15/2022	5,127,184	5,155,435
Ser. 2547, Class FM, 3.77%, 01/15/2033	9,534,268	9,688,723
Ser. 2631, Class FC, 3.62%, 06/15/2033	7,107,517	7,180,298
Ser. 2827, Class FR, 3.72%, 01/15/2022	11,591,645	11,703,272
Ser. T-56, Class 2AF, 3.49%, 05/25/2043	41,639,560	41,948,109
FNMA:
Ser. 1992-39, Class FA, 3.97%, 03/25/2022	1,534,022	1,574,137
Ser. 1992-45, Class F, 3.97%, 04/25/2022	343,944	352,666
Ser. 1992-187, Class FA, 3.32%, 10/25/2007	308,829	313,700
Ser. 1993-62, Class FA, 3.72%, 04/25/2023	2,610,135	2,659,571
Ser. 1993-113, Class FA, 3.45%, 07/25/2023	1,405,393	1,426,066
Ser. 1993-165, Class FE, 4.49%, 09/25/2023	4,342,285	4,456,863
Ser. 1993-170, Class FC, 3.37%, 09/25/2008	288,153	292,855
Ser. 1993-191, Class FC, 3.32%, 10/25/2008	5,686,214	5,808,581
Ser. 1993-197, Class FB, 3.37%, 10/25/2008	241,750	247,264
Ser. 1993-229, Class FB, 3.47%, 12/25/2008	742,741	757,670
Ser. 1993-247, Class FO, 3.57%, 12/25/2023	701,247	718,210
Ser. 1994-14, Class F, 4.12%, 10/25/2023	2,724,540	2,821,888
Ser. 1994-33, Class FA, 3.52%, 03/25/2009	1,687,560	1,716,923
Ser. 1994-33, Class FD, 3.52%, 03/25/2009	822,231	836,415
Ser. 1994-55, Class F, 3.35%, 12/25/2023	1,033,203	1,041,397
Ser. 1994-61, Class FB, 4.84%, 04/25/2024	1,516,860	1,567,241
Ser. 1994-80, Class F, 3.37%, 02/25/2009	1,734,424	1,770,448
Ser. 1997-43, Class FM, 3.78%, 07/18/2027	2,258,648	2,277,192
Ser. 1998-T2, Class A5, 4.55%, 01/25/2032	8,834,768	9,037,239
Ser. 1999-49, Class FB, 3.81%, 03/25/2023	2,133,656	2,154,203
Ser. 1999-51, Class FJ, 3.91%, 10/25/2029	3,514,644	3,551,443
Ser. 2000-45, Class FA, 3.81%, 12/08/2030	5,348,419	5,397,143
Ser. 2000-45, Class FB, 3.81%, 12/18/2030	3,209,051	3,238,286
Ser. 2001-8, Class FK, 3.51%, 03/18/2031	2,673,417	2,680,314
Ser. 2001-32, Class FA, 3.86%, 07/25/2031	7,551,346	7,651,326
Ser. 2001-38, Class FB, 3.81%, 08/25/2031	658,662	667,969

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2005

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS continued
FLOATING-RATE continued
FNMA:
Ser. 2001-46, Class F, 3.66%, 09/18/2031	$ 6,744,976	$6,777,959
Ser. 2001-59, Class F, 3.91%, 11/25/2031	8,350,095	8,457,644
Ser. 2001-62, Class FK, 3.81%, 07/25/2028	634,396	638,000
Ser. 2001-63, Class FD, 3.86%, 12/18/2031	2,029,079	2,058,987
Ser. 2001-69, Class FA, 3.91%, 07/25/2031	4,027,718	4,079,514
Ser. 2001-71, Class FS, 3.91%, 11/25/2031	2,838,559	2,879,151
Ser. 2001-81, Class F, 3.86%, 01/25/2032	1,642,870	1,661,763
Ser. 2001-81, Class FC, 3.91%, 01/18/2032	2,124,987	2,155,055
Ser. 2001-81, Class FL, 3.91%, 01/18/2032	3,936,983	4,002,967
Ser. 2002-4, Class FD, 3.86%, 02/25/2032	5,712,172	5,787,801
Ser. 2002-5, Class FD, 4.21%, 02/25/2032	3,086,406	3,149,832
Ser. 2002-13, Class FE, 4.21%, 02/27/2031	4,468,067	4,570,788
Ser. 2002-20, Class FK, 3.91%, 04/25/2032	7,343,068	7,432,286
Ser. 2002-34, Class FA, 3.76%, 05/18/2032	4,757,378	4,800,670
Ser. 2002-37, Class F, 4.11%, 11/25/2031	5,901,812	6,022,032
Ser. 2002-52, Class FG, 3.81%, 09/25/2032	20,240,918	20,446,971
Ser. 2002-64, Class FJ, 4.31%, 04/25/2032	7,717,093	7,890,222
Ser. 2002-68, Class FN, 3.71%, 10/18/2032	8,006,510	8,062,876
Ser. 2002-77, Class TF, 4.26%, 12/18/2032	10,602,462	10,846,741
Ser. 2002-81, Class FG, 3.76%, 02/25/2031	3,081,185	3,093,417
Ser. 2002-92, Class FB, 3.74%, 04/25/2030	3,839,502	3,889,800
Ser. 2002-95, Class FK, 3.81%, 01/25/2033	10,436,334	10,554,160
Ser. 2002-W5, Class A27, 3.81%, 11/25/2030	8,737,248	8,772,197
Ser. 2002-W5, Class A32, 3.63%, 11/25/2030	2,766,839	2,773,092
Ser. 2003-1, Class FI, 3.61%, 09/25/2023	2,371,202	2,381,730
Ser. 2003-102, Class FT, 3.71%, 10/25/2033	4,822,546	4,856,738
Ser. 2003-119, Class FE, 4.31%, 06/25/2027	20,325,306	20,769,820
Ser. 2003-W8, Class 3F2, 3.66%, 05/25/2042	2,513,797	2,528,327
Ser. 2004-17, Class FT, 3.71%, 04/25/2034	12,250,832	12,327,154
Ser. G92-6, Class F, 3.70%, 08/25/2021	375,333	379,949
Ser. G92-20, Class FB, 3.97%, 04/25/2022	1,603,491	1,644,252
Ser. G92-61, Class FJ, 3.62%, 10/25/2022	506,724	509,238
Ser. G93-19, Class FD, 3.45%, 04/25/2023	4,421,407	4,482,423
GNMA, Ser. 2002-66, Class DS, Pro-rata Principal STRIPS, 64.71%,
07/16/2031 +	574,921	1,292,998

		533,538,247

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $571,656,686)		574,217,575

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 73.7%
FIXED-RATE 7.2%
FHLMC:
4.20%, 06/01/2029	1,652,615	1,716,653
4.30%, 09/01/2032	190,408	193,144

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2005

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
FHLMC:
4.39%, 04/01/2020	$ 461,173	$473,887
5.50%, 01/01/2007	1,101,137	1,118,264
5.50%, TBA #	83,510,000	85,702,138
6.00%, TBA #	36,575,000	37,512,234
6.50%, 04/01/2018 – 09/01/2032	13,717,877	14,299,557
7.50%, 01/01/2016 – 06/01/2016	566,357	593,866
8.50%, 05/01/2020 – 03/01/2023	942,124	1,029,296
9.75%, 03/01/2016	58,217	60,826
FNMA:
3.37%, 11/01/2018	289,072	292,352
3.65%, 04/01/2018	3,544,218	3,609,734
4.16%, 02/01/2033	6,338,078	6,541,522
5.50%, TBA #	18,290,000	18,775,819
6.00%, TBA #	69,885,000	71,653,929
6.50%, 08/01/2013 – 05/01/2033	26,232,062	27,293,473
6.50%, TBA #	18,065,000	18,697,275
7.00%, 09/01/2031 – 07/01/2033	9,351,366	9,856,695
7.50%, 11/01/2017 – 06/01/2033	19,944,868	21,345,475
8.00%, 12/01/2026 – 05/01/2033	2,436,757	2,625,924
8.50%, 04/01/2026 – 06/01/2030	650,021	710,388
9.00%, 05/01/2021 – 07/01/2030	504,507	555,006
9.06%, 02/01/2032	402,070	445,560
9.50%, 05/01/2007 – 12/01/2024	898,052	992,263
10.00%, 01/01/2021	415,874	470,064
10.50%, 11/01/2019	170,624	187,047
10.75%, 10/01/2012	41,316	44,447
11.00%, 01/01/2016 – 01/01/2018	112,230	125,417
12.50%, 07/15/2015	249,473	280,425
GNMA:
6.50%, 06/20/2034 – 08/20/2034	28,281,858	29,602,047
6.75%, 02/15/2029	312,268	329,105
7.00%, 07/20/2034 – 07/20/2034	3,846,666	4,089,186
7.50%, 02/20/2023 – 11/20/2023	66,437	72,163
7.89%, 10/20/2022	2,433,858	2,663,431
8.375%, 10/15/2020	2,588,740	2,826,852
9.00%, 05/15/2016 – 01/20/2025	637,753	697,267
10.25%, 11/15/2029	2,464,756	2,645,595

		370,128,326

FLOATING-RATE 66.5%
FHLMC:
3.08%, 12/01/2033	24,443,410	24,879,970
3.11%, 01/01/2018 – 05/01/2022	46,688	47,224
3.13%, 07/01/2029	151,874	151,928
3.22%, 05/01/2017	24,519	24,669
3.23%, 01/01/2022	183,091	186,935

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2005

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC:
3.25%, 12/01/2017 – 05/01/2019	$ 358,921	$360,956
3.28%, 03/01/2018 – 07/01/2030	646,992	653,134
3.32%, 08/01/2018	2,591	2,625
3.35%, 10/01/2030	109,840	109,902
3.37%, 09/01/2016 – 07/01/2019	488,565	489,990
3.38%, 12/01/2017 – 07/01/2019	27,498	27,689
3.40%, 06/01/2020	1,343,704	1,361,847
3.43%, 06/01/2016 – 01/01/2021	2,223,790	2,226,762
3.44%, 10/01/2018	359,475	364,284
3.45%, 05/01/2018	177,417	177,846
3.47%, 09/01/2026	2,820,729	2,845,135
3.53%, 09/01/2018 – 05/01/2028	2,443,180	2,536,639
3.54%, 10/01/2033	10,352,531	10,482,102
3.55%, 07/01/2017	370,196	372,186
3.59%, 07/01/2019	74,281	75,017
3.60%, 07/01/2028	3,149,608	3,207,735
3.62%, 08/01/2018 – 01/01/2026	90,211	90,325
3.625%, 07/01/2018	205	208
3.65%, 09/01/2018 – 02/01/2037	10,370,209	10,508,264
3.68%, 06/01/2029	2,295,074	2,352,549
3.69%, 08/01/2030	1,303,154	1,357,902
3.70%, 01/01/2032	598,083	615,971
3.72%, 10/01/2029	1,980,264	2,056,636
3.73%, 04/01/2032	746,358	766,197
3.74%, 08/01/2018	9,547	9,645
3.75%, 09/01/2015 – 10/01/2023	720,464	733,600
3.76%, 11/01/2020	143,754	145,263
3.78%, 12/01/2018	117,447	118,606
3.81%, 08/01/2018 – 10/01/2032	24,101,069	24,665,616
3.85%, 12/01/2018 – 06/01/2031	13,813,140	14,395,387
3.875%, 06/01/2018	50,643	51,163
3.88%, 06/01/2019	1,639,406	1,671,871
3.89%, 07/01/2023	19,478	19,897
3.90%, 03/01/2031	14,641,070	15,144,495
3.92%, 07/01/2028	6,582,954	6,874,212
3.96%, 01/01/2020 – 07/01/2031	987,870	997,119
3.97%, 02/01/2024 – 10/01/2032	5,013,023	5,204,693
3.98%, 04/01/2019 – 05/01/2033	24,125,403	24,866,371
4.03%, 02/01/2018 – 10/01/2030	222,726	228,621
4.06%, 05/01/2023	810,670	821,641
4.07%, 01/01/2027	106,515	110,227
4.09%, 06/01/2024 – 07/01/2031	484,668	501,981
4.11%, 05/01/2023	147,289	151,982
4.12%, 05/01/2019 – 07/01/2031	6,089,735	6,267,008
4.14%, 09/01/2016 – 11/01/2032	17,889,868	18,250,283

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2005

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC:
4.16%, 05/01/2031	$ 1,085,387	$1,113,208
4.17%, 01/01/2020	112,138	113,230
4.20%, 05/01/2020 – 08/01/2027	8,202,059	8,485,490
4.21%, 05/01/2025	167,162	171,171
4.22%, 12/01/2031 – 10/01/2032	1,743,956	1,830,432
4.23%, 07/01/2024 – 02/01/2027	5,806,518	5,927,542
4.24%, 05/01/2031	11,769,617	12,426,243
4.25%, 08/01/2019 – 11/01/2022	142,443	145,574
4.26%, 10/01/2032 – 12/01/2032	3,877,578	3,953,579
4.28%, 05/01/2020 – 03/01/2030	81,837,489	85,797,701
4.29%, 05/01/2019 – 08/01/2019	59,918	60,856
4.30%, 06/01/2021 – 08/01/2033	7,188,016	7,375,989
4.31%, 07/01/2018 – 07/01/2031	9,093,025	9,333,874
4.32%, 06/01/2024 – 12/01/2031	2,850,644	2,942,452
4.33%, 10/01/2031	1,375,478	1,411,572
4.34%, 11/01/2018	100,280	103,257
4.35%, 02/01/2026	1,769,304	1,803,942
4.36%, 11/01/2024	14,053,823	14,674,654
4.37%, 10/01/2024 – 10/01/2025	2,444,222	2,541,549
4.38%, 06/01/2030	6,577,116	6,813,629
4.39%, 12/01/2030 – 11/01/2031	7,619,408	7,974,115
4.44%, 06/01/2026	7,690,500	7,923,814
4.45%, 12/01/2027 – 09/01/2031	8,427,150	8,752,459
4.46%, 01/01/2027 – 10/01/2030	55,051,968	57,703,754
4.48%, 05/01/2026	170,866	175,887
4.50%, 06/01/2030	768,930	795,681
4.52%, 01/01/2031	4,441,851	4,597,969
4.58%, 02/01/2023	2,264,820	2,350,067
4.59%, 10/01/2033	25,493,626	26,718,958
4.62%, 07/01/2030 – 10/01/2031	5,182,430	5,332,367
4.63%, 02/01/2032	94,953	98,096
4.67%, 07/01/2028 – 08/01/2029	2,932,760	3,017,100
4.70%, 11/01/2029	1,716,091	1,757,758
4.71%, 05/01/2031	306,550	314,768
4.74%, 10/01/2037	2,694,594	2,718,184
4.76%, 06/01/2030	4,299,860	4,446,098
4.78%, 04/01/2030	1,085,110	1,121,494
4.80%, 08/01/2029	693,134	721,989
4.81%, 09/01/2032	29,089,385	30,302,959
4.82%, 01/01/2030 – 11/01/2031	4,741,655	4,901,497
4.85%, 03/01/2030 – 12/01/2032	33,129,977	33,561,530
4.87%, 09/01/2030	559,382	576,509
4.92%, 01/01/2017	10,650	10,736
4.93%, 04/01/2020	95,918	97,378
4.97%, 09/01/2032	10,802,461	11,183,728

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2005

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC:
4.98%, 11/01/2031	$ 3,221,077	$3,328,467
4.99%, 10/01/2034	28,569,097	28,897,928
5.00%, 02/01/2024	66,469	68,539
5.02%, 11/01/2034	47,902,044	48,507,047
5.09%, 06/01/2030	1,020,526	1,065,113
5.15%, 04/01/2023	828,382	862,541
5.16%, 03/01/2032	185,024	187,600
5.22%, 09/01/2030	1,492,020	1,560,384
5.25%, 01/01/2017	27,648	27,920
5.29%, 02/01/2031	1,065,626	1,095,559
5.32%, 03/01/2033 – 12/01/2033	64,907,301	66,439,385
5.38%, 01/01/2032	792,597	832,516
5.39%, 10/01/2018	105,348	106,864
5.40%, 06/01/2017 – 05/01/2032	1,662,001	1,718,021
5.44%, 01/01/2031	5,508,286	5,869,979
5.48%, 06/01/2022	11,308	11,559
5.49%, 01/01/2019	4,300	4,350
5.57%, 04/01/2032	1,016,568	1,032,812
5.60%, 06/01/2033	7,031,994	7,248,860
5.61%, 08/01/2030	1,811,063	1,853,705
5.63%, 01/01/2030	186,265	191,602
5.66%, 12/01/2032 ##	46,279,252	47,389,954
5.75%, 07/01/2026	1,040,052	1,083,401
5.76%, 03/01/2018	205,536	209,569
5.77%, 02/01/2027	360,458	372,483
5.84%, 08/01/2031	1,199,837	1,245,395
5.85%, 08/01/2025	14,167	14,516
5.88%, 02/01/2021	132,794	135,805
5.91%, 08/01/2029 – 05/01/2031	1,334,836	1,377,870
5.92%, 02/01/2018	8,519	8,712
5.93%, 06/01/2031	537,486	547,253
6.00%, 01/01/2024	9,846	10,024
6.02%, 05/01/2031	2,327,313	2,459,346
6.14%, 08/01/2029	1,032,551	1,063,992
6.21%, 05/01/2027	1,138,794	1,178,128
6.27%, 08/01/2027	300,335	308,946
6.29%, 05/01/2027	269,386	274,608
6.35%, 04/01/2031	105,577	108,061
6.36%, 09/01/2031	2,309,789	2,407,410
6.38%, 02/01/2030	1,451,704	1,496,606
6.55%, 09/01/2031	736,490	751,966
6.87%, 05/01/2026 – 02/01/2030	754,940	776,969
6.91%, 04/01/2024	2,654	2,719
7.21%, 04/01/2029	1,266,028	1,323,778
7.36%, 09/01/2030	123,749	127,326

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2005

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
3.00%, 03/01/2015	$ 198,097	$199,729
3.07%, 01/01/2021	32,982	32,774
3.10%, 12/01/2017	545,369	550,058
3.125%, 01/01/2017 – 12/01/2017	246,779	248,906
3.17%, 01/01/2021	22,792	22,695
3.18%, 02/01/2035	53,216,925	54,945,943
3.20%, 01/01/2022	311,524	310,256
3.23%, 11/01/2021	520,841	519,777
3.25%, 08/01/2017	66,720	67,302
3.31%, 04/01/2018	23,017	23,277
3.32%, 11/01/2017	741,256	747,759
3.34%, 06/01/2017 – 02/01/2018	148,876	150,316
3.36%, 05/01/2019	14,397	14,519
3.375%, 05/01/2017 – 11/01/2017	174,454	175,973
3.41%, 04/01/2021 – 08/01/2033	1,079,924	1,087,068
3.42%, 05/01/2018 – 05/01/2033	3,969,978	4,004,902
3.43%, 10/01/2016 – 03/01/2033	9,852,790	10,012,749
3.44%, 11/01/2027	24,448	24,666
3.46%, 05/01/2017	472,765	482,343
3.48%, 09/01/2018 – 02/01/2035	10,878,463	11,021,636
3.50%, 01/01/2018	5,601,810	5,695,783
3.51%, 04/01/2019	72,023	72,851
3.52%, 06/01/2019 – 02/01/2033	12,645,622	12,949,634
3.55%, 05/01/2041	7,058,277	7,153,211
3.56%, 07/01/2016	6,007	6,103
3.57%, 09/01/2017 – 12/01/2034	8,527,322	8,694,770
3.59%, 03/01/2019 – 01/01/2035	12,884,375	13,117,999
3.61%, 08/01/2026	17,945	18,262
3.625%, 05/01/2017 –05/01/2034	12,358,137	12,590,893
3.63%, 10/01/2017	47,920	48,377
3.64%, 06/01/2020 – 05/01/2028	3,086,970	3,137,194
3.65%, 09/01/2017 – 04/01/2042	23,308,267	23,697,518
3.66%, 07/01/2017 – 05/01/2018	3,449,733	3,513,758
3.69%, 08/01/2017	2,254,266	2,296,744
3.70%, 07/01/2044 ##	109,262,808	111,019,753
3.72%, 03/01/2018	18,218,466	18,588,616
3.73%, 01/01/2017 – 02/01/2035	18,108,812	18,349,865
3.74%, 03/01/2018 – 07/01/2028	7,309,073	7,384,984
3.75%, 12/01/2016 – 01/01/2041	119,863,951	122,143,282
3.76%, 12/01/2020	249,885	251,358
3.77%, 02/01/2017	6,517,977	6,636,704
3.78%, 12/01/2022 – 09/01/2027	82,992	84,998
3.79%, 10/01/2024	141,389	142,930
3.84%, 08/01/2017	231,251	234,950
3.90%, 09/01/2021 – 10/01/2040	6,787,922	6,953,841

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2005

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
3.92%, 01/01/2032	$ 4,114,189	$4,289,367
3.93%, 11/01/2017	1,327,030	1,362,886
3.95%, 02/01/2020 – 09/01/2026	118,406	121,686
3.96%, 06/01/2031	1,440,490	1,476,523
3.97%, 05/01/2028	584,106	590,764
3.98%, 03/01/2033 – 08/01/2033	4,950,257	5,010,799
4.00%, 07/01/2015 – 01/01/2029	4,454,991	4,514,785
4.01%, 01/01/2022 – 01/01/2036	2,162,567	2,199,640
4.04%, 04/01/2030 – 10/01/2034	1,632,320	1,658,163
4.05%, 07/01/2019 – 03/01/2033	877,750	889,324
4.06%, 09/01/2024 – 04/01/2034	9,088,470	9,352,717
4.07%, 07/01/2023	123,230	125,712
4.09%, 07/01/2033	1,053,837	1,100,945
4.10%, 11/01/2024 – 06/01/2027	1,507,024	1,581,073
4.11%, 03/01/2033	548,211	553,266
4.12%, 01/01/2032	4,119,692	4,196,511
4.125%, 09/01/2016 – 02/01/2029	3,149,014	3,199,489
4.13%, 01/01/2029 – 07/01/2033	3,789,855	3,780,891
4.14%, 10/01/2032	5,524,123	5,718,958
4.15%, 09/01/2032	302,599	307,701
4.16%, 05/01/2017	585,804	593,635
4.17%, 10/01/2025	537,800	552,543
4.18%, 05/01/2029 – 11/01/2039	3,650,847	3,733,035
4.19%, 09/01/2033	1,355,515	1,411,358
4.20%, 08/01/2034	13,802,272	14,564,296
4.21%, 06/01/2026 – 04/01/2034	58,468,009	60,468,740
4.22%, 07/01/2021 – 04/01/2024	3,387,018	3,522,807
4.23%, 08/01/2026 – 01/01/2036	1,579,875	1,608,044
4.24%, 10/01/2017 – 07/01/2032	9,690,314	9,949,160
4.25%, 07/01/2032 – 03/01/2035	97,326,386	100,410,254
4.26%, 01/01/2032	464,572	482,271
4.27%, 04/01/2030	1,229,854	1,255,227
4.28%, 07/01/2018 – 10/01/2032	2,303,537	2,366,418
4.29%, 10/01/2029	1,700,573	1,724,129
4.30%, 08/01/2024 – 04/01/2034	30,185,218	31,080,099
4.31%, 07/01/2032 – 08/01/2033	126,215,366	130,082,884
4.33%, 06/01/2019	41,598	42,441
4.34%, 05/01/2029 – 02/01/2035	25,886,289	26,664,226
4.35%, 01/01/2030	177,454	181,777
4.36%, 08/01/2025 – 01/01/2026	344,389	352,822
4.37%, 04/01/2024 – 12/01/2029	4,904,219	5,032,325
4.38%, 07/01/2017 – 08/01/2027	274,951	280,216
4.39%, 07/01/2020	105,558	106,376
4.40%, 01/01/2017 – 12/01/2033	20,287,668	21,100,107
4.41%, 10/01/2024 – 10/01/2034	9,746,741	10,011,700

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2005

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
4.42%, 11/01/2022	$ 1,698,570	$1,716,432
4.43%, 12/01/2024 – 04/01/2034	32,401,407	33,769,080
4.44%, 05/01/2018 – 06/01/2019	1,216,993	1,246,855
4.45%, 06/01/2022 – 08/01/2033	927,457	970,684
4.46%, 02/01/2031 – 11/01/2033	8,936,415	9,468,841
4.47%, 03/01/2018 – 02/01/2035	58,581,030	60,893,755
4.48%, 09/01/2032	50,460,632	52,469,974
4.49%, 11/01/2027 – 02/01/2029	8,712,696	8,982,847
4.50%, 01/01/2027	144,999	148,934
4.51%, 04/01/2018	74,358	77,173
4.52%, 12/01/2016 – 06/01/2033	2,316,690	2,365,735
4.53%, 06/01/2027 – 09/01/2028	72,871	74,193
4.54%, 08/01/2026 – 10/01/2032	16,611,464	17,321,104
4.55%, 09/01/2028	1,146,133	1,186,258
4.56%, 10/01/2017 – 03/01/2032	4,385,165	4,544,024
4.57%, 09/01/2026 – 07/01/2032	19,072,194	19,817,226
4.58%, 06/01/2027 – 05/01/2034	8,890,268	8,976,263
4.59%, 04/01/2028 – 02/01/2035	15,212,624	15,482,112
4.60%, 02/01/2019 – 09/01/2033	10,798,050	11,224,326
4.61%, 08/01/2032 – 06/01/2034	20,955,168	21,799,153
4.62%, 12/01/2023	303,322	311,709
4.625%, 01/01/2022	5,570	5,690
4.63%, 06/01/2027	941,952	968,863
4.64%, 07/01/2021 – 11/01/2024	2,509,707	2,548,663
4.65%, 03/01/2014 – 01/01/2032	4,901,987	5,007,051
4.67%, 04/01/2033 – 04/01/2034	54,641,641	56,597,043
4.68%, 03/01/2028 – 01/01/2033	9,604,413	9,885,157
4.69%, 07/01/2024	191,986	197,648
4.70%, 04/01/2034 – 02/01/2037	8,639,858	8,888,913
4.71%, 09/01/2033	3,710,875	3,794,667
4.72%, 05/01/2022 – 03/01/2030	698,381	723,006
4.73%, 07/01/2025 – 02/01/2035	8,286,935	8,666,054
4.74%, 10/01/2024	93,868	97,133
4.75%, 04/01/2018 – 09/01/2033	9,789,690	10,072,310
4.77%, 04/01/2033 – 08/01/2035	54,690,156	56,328,852
4.78%, 04/01/2030 – 09/01/2033	6,208,299	6,505,743
4.79%, 02/01/2019 – 04/01/2033	18,014,632	18,278,515
4.80%, 01/01/2018 – 02/01/2035	52,042,432	52,981,436
4.81%, 10/01/2017	5,351	5,187
4.82%, 02/01/2029 – 07/01/2033	44,637,329	45,660,763
4.83%, 05/01/2033	5,684,775	5,914,159
4.84%, 05/01/2032 – 01/01/2034	32,317,073	33,155,707
4.85%, 11/01/2017 – 08/01/2034	34,053,356	34,552,380
4.87%, 12/01/2028	901,808	924,104
4.875%, 01/01/2023	79,596	81,000
4.88%, 10/01/2032	12,274,146	12,522,691

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2005

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
4.89%, 08/01/2034	$72,048,450	$73,211,312
4.90%, 04/01/2020 – 04/01/2033	1,144,097	1,183,193
4.91%, 07/01/2025 – 12/01/2025	334,525	345,295
4.92%, 10/01/2015 – 07/01/2033	4,643,395	4,812,141
4.93%, 06/01/2024	80,307	81,484
4.95%, 01/01/2019 – 12/01/2024	2,850,570	2,914,399
4.96%, 03/01/2033 – 12/01/2036	1,655,098	1,674,007
4.97%, 03/01/2032 – 04/01/2034	7,588,209	7,806,109
4.99%, 06/01/2025	31,401	32,265
5.00%, 02/01/2028 – 08/01/2034	27,509,038	28,051,804
5.02%, 07/01/2028 – 03/01/2034	61,338,712	62,767,529
5.03%, 05/01/2018 – 05/01/2033	23,548,723	24,134,551
5.04%, 09/01/2017	29,648	30,114
5.05%, 01/01/2023 – 01/01/2031	7,253,347	7,481,443
5.06%, 04/01/2018 – 11/01/2032	3,731,445	3,826,131
5.07%, 01/01/2033 – 06/01/2033	4,976,803	5,116,306
5.08%, 08/01/2031 – 11/01/2033	4,034,394	4,088,455
5.09%, 03/01/2017	40,252	40,967
5.10%, 04/01/2033	3,088,866	3,173,522
5.11%, 11/01/2033	19,391,832	19,872,943
5.12%, 04/01/2028 – 12/01/2032	9,105,247	9,410,300
5.125%, 12/01/2020 – 04/01/2028	17,539	17,985
5.14%, 05/01/2017	15,896	16,204
5.15%, 09/01/2032 – 09/01/2034	106,592,544	110,579,599
5.16%, 04/01/2028 – 11/01/2033	5,938,225	6,082,905
5.17%, 04/01/2017 – 12/01/2032	79,417,238	83,571,014
5.18%, 03/01/2034 ##	78,279,903	80,285,434
5.20%, 09/01/2033 – 05/01/2034	3,911,909	4,055,790
5.21%, 08/01/2032 – 01/01/2034	13,536,586	14,050,772
5.23%, 08/01/2030 – 09/01/2032	6,255,364	6,468,839
5.25%, 04/01/2032 – 08/01/2032	1,966,628	1,968,820
5.26%, 06/01/2032 – 04/01/2033	4,462,211	4,618,591
5.27%, 03/01/2030 – 04/01/2033	22,070,697	22,758,479
5.28%, 01/01/2023 – 12/01/2050	5,514,330	5,722,148
5.29%, 11/01/2014	36,997	38,268
5.30%, 11/01/2023 – 09/01/2032	13,894,798	14,307,504
5.32%, 07/01/2032	1,086,153	1,113,352
5.34%, 11/01/2032	1,612,134	1,613,898
5.36%, 03/01/2032 – 06/01/2032	4,834,968	5,046,256
5.37%, 01/01/2025	190,422	195,123
5.38%, 01/01/2033	724,655	755,577
5.40%, 02/01/2032	898,922	923,819
5.43%, 02/01/2029	193,178	197,394
5.44%, 12/01/2032	7,245,990	7,447,646
5.46%, 09/01/2030	161,223	165,897
5.47%, 03/01/2018 – 01/01/2033	22,013,591	22,577,355

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2005

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
5.49%, 01/01/2019	$ 999,676	$1,020,890
5.50%, 05/01/2024 – 04/01/2033	22,128,884	23,302,022
5.52%, 06/01/2033	718,387	721,559
5.54%, 06/01/2018 – 07/01/2032	390,934	401,686
5.55%, 06/01/2032 – 08/01/2032	3,051,904	3,128,489
5.56%, 12/01/2018 – 04/01/2034	56,225,632	58,710,526
5.57%, 11/01/2032	372,932	383,801
5.60%, 04/01/2026 – 05/01/2033	4,531,119	4,700,606
5.625%, 03/01/2023	33,837	34,554
5.63%, 04/01/2032	552,773	585,552
5.64%, 10/01/2025 – 12/01/2032	185,894	194,252
5.65%, 06/01/2018	167,750	172,039
5.66%, 01/01/2019	13,308	13,599
5.72%, 06/01/2032	4,328,485	4,503,621
5.73%, 06/01/2022 – 11/01/2033	7,518,742	7,793,332
5.75%, 07/01/2019 – 05/01/2023	81,417	83,356
5.80%, 05/01/2032	1,854,790	1,876,989
5.82%, 07/01/2030 – 06/01/2032	498,166	515,307
5.84%, 12/01/2031 – 05/01/2033	3,047,154	3,103,924
5.85%, 03/01/2014 – 11/01/2019	105,526	108,314
5.90%, 04/01/2032	1,502,792	1,573,379
5.91%, 09/01/2031 – 02/01/2033	5,153,724	5,303,035
5.92%, 06/01/2032 – 02/01/2034	4,977,870	5,103,562
5.95%, 03/01/2032	2,171,193	2,275,919
6.00%, 03/01/2014 – 11/01/2021	3,343,528	3,454,668
6.02%, 10/01/2024	83,388	86,019
6.03%, 11/01/2031	218,274	225,183
6.07%, 03/01/2032 – 05/01/2041	602,075	617,530
6.08%, 06/01/2032	626,526	631,778
6.09%, 04/01/2019 – 06/01/2033	2,682,506	2,716,993
6.12%, 05/01/2022	1,299,247	1,327,355
6.13%, 08/01/2031	738,565	782,164
6.16%, 07/01/2028 – 04/01/2040	2,376,501	2,444,203
6.18%, 11/01/2031	421,251	441,024
6.19%, 02/01/2033	1,012,617	1,039,739
6.20%, 05/01/2019 – 12/01/2030	728,847	757,710
6.21%, 04/01/2032	775,459	793,468
6.23%, 01/01/2033	1,352,688	1,401,217
6.25%, 10/01/2018 – 04/01/2021	5,668	5,827
6.27%, 11/01/2031	553,386	568,296
6.28%, 08/01/2031	2,142,853	2,191,590
6.32%, 10/01/2029 – 04/01/2033	1,354,724	1,398,330
6.33%, 05/01/2032	334,681	351,186
6.35%, 06/01/2019 – 07/01/2033	408,925	423,759
6.36%, 04/01/2031	143,083	142,205
6.38%, 11/01/2031 – 12/01/2031	2,456,037	2,549,782

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2005

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
6.42%, 11/01/2031 – 12/01/2039	$ 2,156,483	$2,209,118
6.44%, 07/01/2031	1,536,339	1,578,881
6.45%, 05/01/2025 – 11/01/2031	437,002	450,159
6.49%, 08/01/2031 – 09/01/2031	3,598,905	3,717,442
6.50%, 04/01/2032	230,076	238,852
6.52%, 10/01/2032	275,343	278,792
6.53%, 05/01/2025 – 06/01/2028	421,803	433,790
6.56%, 12/01/2031	205,288	214,915
6.57%, 03/01/2032	818,377	844,984
6.61%, 06/01/2030	1,553,899	1,635,774
6.64%, 12/01/2031	2,112,433	2,174,497
6.67%, 11/01/2031	548,319	565,433
6.72%, 03/01/2023	9,738	9,519
6.82%, 06/01/2032	174,718	180,360
6.87%, 06/01/2032	1,235,737	1,297,053
6.875%, 03/01/2017	1,952	2,007
6.91%, 09/01/2031	799,458	812,984
6.92%, 06/01/2027	935,142	946,603
7.10%, 03/01/2015	54,760	54,520
7.40%, 01/01/2028	44,017	44,851
7.41%, 06/01/2032	661,727	659,539
7.50%, 10/01/2021	36,886	38,071
7.57%, 10/01/2025	41,029	42,167
7.70%, 03/01/2024	25,675	25,745
7.75%, 02/01/2024 – 01/01/2026	17,494	17,496
7.93%, 06/01/2024	714	717
8.375%, 12/01/2024	5,158	5,256
9.10%, 10/01/2024	10,933	10,906
GNMA:
3.25%, 08/20/2017	47,621	47,807
3.375%, 04/20/2016 – 05/20/2027	24,112,107	24,352,944
3.50%, 04/20/2018 – 04/20/2033	8,754,838	8,895,538
3.75%, 07/20/2016 – 09/20/2027	14,647,416	14,916,195
4.00%, 04/20/2016 – 12/20/2032	1,955,096	1,985,118
4.125%, 10/20/2016 – 12/20/2032	84,617,628	86,042,583
4.25%, 07/20/2022	37,347	38,246
4.375%, 02/20/2016 – 01/20/2028	23,069,357	23,396,355
4.50%, 12/20/2017 – 03/20/2033	2,357,420	2,393,413
4.625%, 01/20/2016 – 03/20/2033	2,912,057	2,964,356
4.875%, 01/20/2022 – 12/20/2026	109,643	112,601
5.00%, 08/20/2015 – 10/20/2015	133,123	135,470

		3,393,937,599

Total Agency Mortgage-Backed Pass Through Securities
(cost $3,762,235,041)		3,764,065,925

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2005

	Principal
	Amount	Value

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH
SECURITIES 15.6%
FHLMC:
Ser. T-41, Class 3A, 7.50%, 07/25/2032	$21,722,378	$23,158,010
Ser. T-48, Class 2A, 4.50%, 11/25/2032	13,520,015	14,141,326
Ser. T-54, Class 3A, 7.00%, 02/25/2043	73,938,906	78,213,498
Ser. T-54, Class 4A, 4.41%, 02/25/2043	10,592,624	11,182,173
FNMA:
Ser. 2001-T10, Class A2, 7.50%, 12/25/2041	25,115,957	26,856,819
Ser. 2001-T12, Class A2, 7.50%, 08/25/2041	1,900,273	2,036,975
Ser. 2001-T12, Class A4, 4.52%, 08/25/2041	30,504,603	31,264,311
Ser. 2001-W3, Class A, 7.00%, 09/25/2041	3,339,452	3,510,176
Ser. 2002-66, Class A3, 4.37%, 04/25/2042	50,314,066	52,516,262
Ser. 2002-T4, Class A-3, 7.50%, 12/25/2041	32,426,426	34,688,367
Ser. 2002-T12, Class A5, 4.56%, 10/25/2041	8,250,335	8,574,153
Ser. 2002-W4, Class A6, 4.50%, 02/25/2027	14,275,963	14,633,191
Ser. 2002-W10, Class A2, 4.70%, 08/25/2042	131,646	131,374
Ser. 2003-7, Class A2, 4.13%, 05/25/2042	6,180,079	6,258,795
Ser. 2003-63, Class A8, 4.14%, 01/25/2043	8,976,007	9,366,966
Ser. 2003-W1, Class 2A, 7.50%, 12/25/2042	46,424,681	49,555,562
Ser. 2003-W2, Class 2A8, 5.67%, 07/25/2042	47,795,240	49,137,531
Ser. 2003-W3, Class 1A2, 7.00%, 08/25/2042	19,281,679	20,475,408
Ser. 2003-W4, Class 5A, 4.74%, 10/25/2042	8,666,707	8,909,866
Ser. 2003-W6, Class 3A, 6.50%, 09/25/2032	25,467,246	26,628,043
Ser. 2003-W6, Class F, 3.66%, 09/25/2042	172,888,340	173,866,888
Ser. 2003-W8, Class 4A, 4.30%, 11/25/2042	3,348,982	3,410,188
Ser. 2003-W10, Class 2A, 4.45%, 06/25/2043	15,852,231	16,284,839
Ser. 2003-W18, Class 2A, 4.29%, 06/25/2033	74,441,599	78,663,421
Ser. 2004-T3, Class 2A, 4.25%, 08/25/2043	11,179,113	11,456,218
Ser. 2004-W12, Class 2A, 4.26%, 06/25/2044	39,292,660	41,014,071

Total Agency Reperforming Mortgage-Backed Pass Through Securities
(cost $797,207,966)		795,934,431

ASSET-BACKED SECURITIES 3.2%
SLMA:
Ser. 1997-3, Class A2, FRN, 3.79%, 10/25/2010	38,586,910	38,978,744
Ser. 1997-4, Class A2, FRN, 3.90%, 10/25/2010	65,215,981	65,851,296
Ser. 1998-1, Class A2, FRN, 3.91%, 10/25/2011	55,845,855	56,429,065

Total Asset-Backed Securities (cost $160,572,563)		161,259,105

U.S. GOVERNMENT & AGENCY OBLIGATIONS 0.4%
FAMC, Ser. 2000-A, Class A, 5.44%, 12/15/2039 (cost $23,204,975)	21,814,313	22,774,143

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes, 4.25%, 01/15/2010 (cost $2,976,011)	2,887,100	3,249,795

Total Investments (cost $5,317,853,242) 104.2%		5,321,500,974
Other Assets and Liabilities (4.2%)		(215,374,006)

Net Assets 100.0%		$ 5,106,126,968

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2005

(n)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
+	Inverse floating rate security
#	When-issued or delayed delivery security
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
FAMC	Federal Agricultural Mortgage Corp.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
SLMA	Student Loan Marketing Association
STRIPS	Separately Traded Registered Interest and Principal Securities
TBA	To Be Announced

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of June 30, 2005 (unaudited):
AAA	100.0%

The following table shows the percent of total investments by maturity as of June 30, 2005 (unaudited):
Less than 1 year	0.9%
1 to 3 year(s)	48.9%
3 to 5 years	45.6%
5 to 10 years	4.6%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005

Assets
Investments in securities, at value (cost $5,317,853,242)	$5,321,500,974
Principal paydown receivable	21,536,276
Receivable for Fund shares sold	4,099,781
Interest receivable	22,397,697
Prepaid expenses and other assets	266,224

Total assets	5,369,800,952

Liabilities
Dividends payable	6,052,569
Payable for securities purchased	232,662,748
Payable for Fund shares redeemed	13,191,553
Payable for reverse repurchase agreements	11,180,960
Due to custodian bank	125,128
Advisory fee payable	29,356
Distribution Plan expenses payable	60,016
Due to other related parties	26,868
Accrued expenses and other liabilities	344,786

Total liabilities	263,673,984

Net assets	$5,106,126,968

Net assets represented by
Paid-in capital	$5,382,160,656
Overdistributed net investment income	(6,183,379)
Accumulated net realized losses on investments	(273,498,041)
Net unrealized gains on investments	3,647,732

Total net assets	$5,106,126,968

Net assets consists of
Class A	$826,621,749
Class B	563,993,244
Class C	1,247,702,567
Class I	1,950,843,829
Class IS	516,965,579

Total net assets	$5,106,126,968

Shares outstanding (unlimited number of shares authorized)
Class A	88,521,682
Class B	60,397,275
Class C	133,614,615
Class I	208,917,242
Class IS	55,361,720

Net asset value per share
Class A	$9.34
Class A — Offering price (based on sales charge of 3.25%)	$9.65
Class B	$9.34
Class C	$9.34
Class I	$9.34
Class IS	$9.34

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended June 30, 2005

Investment income
Interest	$182,716,440
Income from affiliates	3,108,876

Total investment income	185,825,316

Expenses
Advisory fee	13,577,077
Distribution Plan expenses
Class A	3,264,974
Class B	6,570,219
Class C	16,166,283
Class IS	1,641,315
Administrative services fee	6,453,116
Transfer agent fees	4,694,018
Trustees’ fees and expenses	91,048
Printing and postage expenses	255,790
Custodian and accounting fees	1,770,468
Registration and filing fees	395,062
Professional fees	127,024
Interest expense	1,333,133
Other	226,008

Total expenses	56,565,535
Less: Expense reductions	(67,831)
Expense reimbursements	(374,210)

Net expenses	56,123,494

Net investment income	129,701,822

Net realized and unrealized gains or losses on investments
Net realized gains on investments	7,190,225
Net change in unrealized gains or losses on investments	(13,090,579)

Net realized and unrealized gains or losses on investments	(5,900,354)

Net increase in net assets resulting from operations	$123,801,468

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended June 30,

	2005		2004

Operations
Net investment income		$129,701,822		$126,877,303
Net realized gains or losses on
investments		7,190,225		(660,498)
Net change in unrealized gains or
losses on investments		(13,090,579)		(29,069,096)

Net increase in net assets resulting
from operations		123,801,468		97,147,709

Distributions to shareholders from
Net investment income
Class A		(35,461,598)		(52,848,178)
Class B		(16,883,539)		(20,379,065)
Class C		(41,369,790)		(58,394,121)
Class I		(87,129,906)		(90,968,754)
Class IS		(21,682,414)		(34,570,575)

Total distributions to shareholders		(202,527,247)		(257,160,693)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	28,667,977	269,548,643	76,705,144	732,685,973
Class B	2,324,085	21,866,065	8,084,178	77,203,994
Class C	12,510,043	117,787,524	34,240,416	326,957,230
Class I	110,508,784	1,040,882,801	273,099,787	2,604,819,225
Class IS	30,110,523	283,474,267	83,554,998	798,602,225

		1,733,559,300		4,540,268,647

Net asset value of shares issued in
reinvestment of distributions
Class A	2,878,792	27,057,997	3,913,433	37,313,379
Class B	1,142,440	10,734,600	1,344,292	12,814,867
Class C	2,200,208	20,678,613	2,963,248	28,252,835
Class I	5,380,669	50,565,242	4,698,920	44,771,909
Class IS	1,175,474	11,050,892	1,665,328	15,882,916

		120,087,344		139,035,906

Automatic conversion of Class B
shares to Class A shares
Class A	672,267	6,322,294	571,925	5,456,677
Class B	(672,267)	(6,322,294)	(571,925)	(5,456,677)

		0		0

Payment for shares redeemed
Class A	(81,365,403)	(764,914,390)	(161,895,048)	(1,544,791,371)
Class B	(21,006,707)	(197,466,378)	(28,483,316)	(271,692,505)
Class C	(89,048,523)	(837,263,960)	(122,705,352)	(1,170,062,460)
Class I	(194,928,590)	(1,832,422,983)	(273,723,370)	(2,610,890,791)
Class IS	(56,584,420)	(532,121,061)	(160,048,745)	(1,528,376,489)

		(4,164,188,772)		(7,125,813,616)

Net decrease in net assets resulting
from capital share transactions		(2,310,542,128)		(2,446,509,063)

Total decrease in net assets		(2,389,267,907)		(2,606,522,047)
Net assets
Beginning of period		7,495,394,875		10,101,916,922

End of period		$5,106,126,968		$7,495,394,875

Overdistributed net investment
income		$(6,183,379)		$(7,676,244)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Adjustable Rate Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Institutional (“Class I”) and Institutional Service (“Class IS”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Reverse repurchase agreements

To obtain short-term financing, the Fund may enter into reverse repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be credit worthy. At the time the Fund enters into a reverse repurchase agreement, it will establish a

NOTES TO FINANCIAL STATEMENTS continued

segregated account with the custodian containing qualified assets having a value not less than the repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the Fund may be delayed or limited in the repurchase of the collateral securities.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to mort-

NOTES TO FINANCIAL STATEMENTS continued

gage paydown gains and lossses. During the year ended June 30, 2005, the following amounts were reclassified:

Paid-in capital	$(1,204,161)
Overdistributed net investment income	74,318,290
Accumulated net realized losses on investments	(73,114,129)

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.21% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse other expenses in order to limit operating expenses. During the year ended June 30, 2005, EIMC reimbursed other expenses in the amount of $1,234. In addition, EIMC reimbursed Distribution Plan expenses (see Note #4) relating to Class A shares in the amount of $372,976 which represents 0.03% of the average daily net assets of Class A shares.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended June 30, 2005, EIS received $52,216 from the sale of Class A shares and $28,075, $2,915,991 and $467,555 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

NOTES TO FINANCIAL STATEMENTS continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar roll transactions) were $1,800,351,457 and $1,049,958,243, respectively, for the year ended June 30, 2005.

On June 30, 2005, the aggregate cost of securities for federal income tax purposes was $5,317,854,668. The gross unrealized appreciation and depreciation on securities based on tax cost was $25,273,789 and $21,627,483, respectively, with a net unrealized appreciation of $3,646,306.

As of June 30, 2005, the Fund had $232,352,033 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2006	2007	2008	2009	2010	2011	2012	2013

$275,930	$281,543	$187,870	$426,146	$981,922	$10,210,807	$124,196,026	$95,791,789

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of June 30, 2005, the Fund incurred and will elect to defer post-October losses of $41,144,582.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended June 30, 2005, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of June 30, 2005, the components of distributable earnings on a tax basis were as follows:

Capital Loss
Overdistributed	Unrealized	Carryovers and
Ordinary Income	Appreciation	Post-October Losses

$ 6,183,379	$ 3,646,306	$ 273,496,615

The tax character of distributions paid were $202,527,247 and $257,160,693 of ordinary income for the years ended June 30, 2005 and June 30, 2004, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included

NOTES TO FINANCIAL STATEMENTS continued

in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT AND OTHER BORROWINGS

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the year ended June 30, 2005, the Fund had average borrowings outstanding of $77,159 at an average rate of 2.81% and paid interest of $2,170.

During the year ended June 30, 2005, the Fund entered into reverse repurchase agreements with an average daily balance outstanding of $30,151,491 at a weighted average interest rate of 4.41% and paid interest of $1,330,963 representing 0.02% of the Fund’s average daily net assets. The maximum amount outstanding under reverse repurchase agreements during the year ended June 30, 2005 was $113,726,361 (including accrued interest). At June 30, 2005, reverse repurchase agreements outstanding were as follows:

Repurchase			Maturity
Amount	Counterparty	Interest Rate	Date

$11,180,960	Deutsche Bank	3.40%	7/1/2005

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Adjustable Rate Fund, a series of Evergreen Select Fixed Income Trust, as of June 30, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2005 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies for brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Adjustable Rate Fund as of June 30, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 23, 2005

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director, Branded Media Corporation (multi-media branding company);
Trustee	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.;
DOB: 2/20/1943	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 86 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

566905 rv2 8/2005

Evergreen Limited Duration Fund

Evergreen

LIMITED DURATION FUND

Annual Report
as of June 30, 2005

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
28	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
29	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

August 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Limited Duration Fund, which covers the twelve-month period ended June 30, 2005.

There have been a variety of challenges facing fixed income investors over the past year. Moderating economic growth, tighter monetary policy and the extent of the yield curve flattening are just a few of the dynamics that altered many long-held perceptions in the bond market. During times like these, the importance of proper asset allocation cannot be overemphasized, and we believe investors with exposure to our short-intermediate term fixed income product offerings had the opportunity to benefit from these diversification strategies. In order to successfully navigate this challenging environment, our portfolio management teams attempted to position their portfolios to take advantage of the flattening Treasury yield curve, paying close attention to duration, using barbell strategies, and emphasizing security selection and credit quality.

The investment period began with mixed signals on the domestic economy. Growth was good; it was just no longer great, and market interest rates declined on the perceived weakness. Yet Federal Reserve (Fed) officials continued to talk up their much-anticipated “measured removal of policy accommodation.” Throughout the confusion, we maintained our belief that the economy had simply transitioned from recovery to expansion. As a result of this transition, there were a variety of conflicting economic messages. Historically, the maturation of the economic cycle has experienced similarly erratic behavior. Yet market interest rates began to fluctuate with seemingly every monthly data point. Moreover, the costs for commodities and energy were rising, and since inflation-adjusted interested rates had remained low for such a lengthy period, the Fed seemed determined to prevent inflation from becoming a long-term problem. As a result, yields bounced higher in anticipation of tighter Fed policy.

After three years of stimulative policy actions, the Fed began their “measured removal of policy

1

LETTER TO SHAREHOLDERS continued

accommodation” last summer. While Chairman Greenspan had been very transparent in his public statements in an attempt to assuage investor angst, market interest rates remained quite volatile early on in the investment period. Only after the central bank’s first few rate increases did the long-end of the yield curve begin to recover, a process that would continue for the bulk of the investment period. The jury was out, though, on the message of the yield curve. Some felt that long-term inflation was under control, while others voiced concern about the end of the expansion. We believed that monetary officials were simply in the process of renormalizing interest rates from their prior hyper-stimulative stance, and therefore concluded that long-term pricing pressures were unlikely to halt the expansion.

The Fed Chairman, however, remained concerned about “complacency” within the bond market, as evidenced by his comments to congressional banking committees that it was a “conundrum” that long-term yields continued to decline. Indeed, one of Mr. Greenspan’s greatest skills during his stewardship of the Fed has been his ability to “talk” rates up or down. These “jawboning” tactics have largely been successful throughout his tenure, yet this time the fixed income markets would have none of it. Either the Fed was behind the curve, or long term pricing was not a threat. While we took the latter argument, other market forces were at work helping to drive yields lower. The global capital glut, foreign central bank intervention, a flight to quality during periods of uncertainty, and increased demand for longer-duration assets by under-funded pensions had all combined to push yields lower.

Throughout the investment period, the portfolio managers employed a variety of strategies to navigate these challenging times. Some managers would shorten duration or reduce allocation to fixed rate securities. Barbell strategies, for example, were also used in some portfolios for security selection with maturities of less than two years or greater than five years, as those securities within the 2-5 year timeframe struggled with the flattening of the yield curve during the investment period. Mortgages, corporates and structured products were all screened for credit quality and potential long-term gains for our investors’ portfolios.

As always, we recommend that investors maintain a fully diversified strategy for their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for

2

LETTER TO SHAREHOLDERS continued

more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio managers for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our Web site.

Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notification of Investment Strategy Change:

Effective October 1, 2005, the Fund’s prospectus will be amended to make the following change to the Fund’s principal investment strategy:

The Fund may invest a portion of its assets in derivative instruments, such as Treasury futures, Eurodollar futures and interest rate swap agreements in order to manage its exposure to interest rate risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of one or more underlying assets, reference rates or indexes. The various derivative instruments that the Fund may use are described in more detail under “Additional Information on Securities and Investment Practices” in the Statement of Additional Information. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and management risk.

The Fund’s prospectus will be supplemented to include this change.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of June 30, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• David K. Fowley, CFA
• Andrew C. Zimmerman
• Joseph M. Broscius, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2005.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/30/1994

	Class A	Class B	Class C	Class I	Class IS
Class inception date	3/27/2002	3/27/2002	3/27/2002	11/24/1997	7/28/1998

Nasdaq symbol	ESDAX	ESDBX	ESDCX	ESDIX	ESDSX

Average annual return*

1-year with sales charge	-0.26%	-2.75%	1.24%	N/A	N/A

1-year w/o sales charge	3.05%	2.23%	2.23%	3.26%	3.00%

5-year	3.99%	3.78%	4.12%	4.80%	4.54%

10-year	4.70%	4.77%	4.77%	5.11%	4.86%

Maximum sales charge	3.25%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and IS prior to their inception is based on the fund’s Class I shares, the original class offered. The historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class IS, 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower. Historical performance shown for Class I prior to its inception is based on the fund’s predecessor common trust fund’s (CTF) performance, adjusted for Class I expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Limited Duration Fund Class A shares, versus a similar investment in the Lehman Brothers 1-3 Year Government/Credit Index (LB1-3GCI) and the Consumer Price Index (CPI).

The LB1-3GCI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 3.05% for the twelve-month period ended June 30, 2005, excluding any applicable sales charges. During the same period, the Lehman Brothers 1-3 Year Government/Credit Index (LB1-3GCI) returned 2.23% .

The fund performed very well in an unusual investment environment, surpassing the total return of the benchmark LB1-3GCI by eighty-two basis points. The fund’s fiscal year encompassed a distinctive twelve-month period, characterized by continued strength of the economy and a flattening of the yield curve, which reflects the differences between the yields of short-maturity and long-maturity securities. The period began shortly after the U.S. Federal Reserve Board, in an effort to control the pace of the economic expansion, began the process of raising short-term interest rates by hiking the influential fed funds target rate. While short-term interest rates rose in response, the yields of longer-maturity securities declined, resulting in the flattening of the yield curve. As a result, bonds with maturities of more than one year and less than four years tended to underperform the market. Prices declined as yields rose. At the same time, as the economic rebound continued, despite some periodic doubts about its sustainability, corporate bonds and mortgage securities tended to perform well.

Supporting performance throughout the fiscal year was our barbelled strategy with respect to maturities. We emphasized Treasury notes with durations of less than one year and more than three years. This resulted in an underweighting of securities in the two-to-three year range, which were most vulnerable to price loss as the yield curve flattened.

Throughout the period, we emphasized both corporate and mortgage securities. The overweighting of both sectors helped support performance. However, we did own some floating-rate securities issued by Ford Motor Credit and GMAC, which underperformed beginning of period expectation after both Ford and General Motors faced the prospect of a downgrading of their credit ratings to below investment grade. We liquidated both our Ford Motor Credit and GMAC positions.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of June 30, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	1/1/2005	6/30/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,011.95	$2.99
Class B	$ 1,000.00	$ 1,007.95	$6.97
Class C	$ 1,000.00	$ 1,007.95	$6.97
Class I	$ 1,000.00	$ 1,012.95	$2.00
Class IS	$ 1,000.00	$ 1,011.70	$3.29
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,021.82	$3.01
Class B	$ 1,000.00	$ 1,017.85	$7.00
Class C	$ 1,000.00	$ 1,017.85	$7.00
Class I	$ 1,000.00	$ 1,022.81	$2.01
Class IS	$ 1,000.00	$ 1,021.52	$3.31

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.60% for Class A, 1.40% for Class B, 1.40% for Class C, 0.40% for Class I and 0.66% for Class IS), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS A	2005	2004	2003	2002[1]

Net asset value, beginning of period	$10.22	$10.49	$10.45	$10.35

Income from investment operations
Net investment income (loss)	0.29[2]	0.25	0.37	0.11
Net realized and unrealized gains or losses on investments	0.02	(0.22)	0.05	0.10[3]

Total from investment operations	0.31	0.03	0.42	0.21

Distributions to shareholders from
Net investment income	(0.31)	(0.26)	(0.38)	(0.11)
Net realized gains	(0.04)	(0.04)	0	0

Total distributions to shareholders	(0.35)	(0.30)	(0.38)	(0.11)

Net asset value, end of period	$10.18	$10.22	$10.49	$10.45

Total return[4]	3.05%	0.34%	4.07%	2.02%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,902	$6,054	$6,440	$1,195
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.60%	0.60%	0.51%	0.43%[5]
Expenses excluding waivers/reimbursements and expense reductions	0.70%	0.71%	0.57%	0.48%[5]
Net investment income (loss)	2.86%	2.44%	3.30%	4.61%[5]
Portfolio turnover rate	103%	125%	147%	44%

1 For the period from March 27, 2002 (commencement of class operations), to June 30, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS B	2005	2004	2003	2002[1]

Net asset value, beginning of period	$10.22	$10.49	$10.45	$10.35

Income from investment operations
Net investment income (loss)	0.21[2]	0.17	0.28	0.09
Net realized and unrealized gains or losses on investments	0.02	(0.22)	0.05	0.10[3]

Total from investment operations	0.23	(0.05)	0.33	0.19

Distributions to shareholders from
Net investment income	(0.23)	(0.18)	(0.29)	(0.09)
Net realized gains	(0.04)	(0.04)	0	0

Total distributions to shareholders	(0.27)	(0.22)	(0.29)	(0.09)

Net asset value, end of period	$10.18	$10.22	$10.49	$10.45

Total return[4]	2.23%	(0.47%)	3.17%	1.82%

Ratios and supplemental data
Net assets, end of period (thousands)	$7,018	$8,423	$8,747	$ 479
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.40%	1.41%	1.40%	1.33%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.40%	1.41%	1.40%	1.39%[5]
Net investment income (loss)	2.08%	1.61%	2.39%	3.72%[5]
Portfolio turnover rate	103%	125%	147%	44%

1 For the period from March 27, 2002 (commencement of class operations), to June 30, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS C	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 10.22	$ 10.49	$ 10.45	$10.35

Income from investment operations
Net investment income (loss)	0.21[2]	0.17	0.28	0.09
Net realized and unrealized gains or losses on investments	0.02	(0.22)	0.05	0.10[3]

Total from investment operations	0.23	(0.05)	0.33	0.19

Distributions to shareholders from
Net investment income	(0.23)	(0.18)	(0.29)	(0.09)
Net realized gains	(0.04)	(0.04)	0	0

Total distributions to shareholders	(0.27)	(0.22)	(0.29)	(0.09)

Net asset value, end of period	$ 10.18	$ 10.22	$ 10.49	$10.45

Total return[4]	2.23%	(0.47%)	3.17%	1.82%

Ratios and supplemental data
Net assets, end of period (thousands)	$11,909	$19,121	$27,444	$2,272
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.40%	1.41%	1.40%	1.33%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.40%	1.41%	1.40%	1.39%[5]
Net investment income (loss)	2.06%	1.61%	2.39%	3.72%[5]
Portfolio turnover rate	103%	125%	147%	44%

1 For the period from March 27, 2002 (commencement of class operations), to June 30, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,				Year Ended September 30,

CLASS I	2005	2004	2003	2002[1]	2001	2000

Net asset value, beginning of period	$ 10.22	$ 10.49	$ 10.45	$ 10.55	$ 10.18	$ 10.21

Income from investment operations
Net investment income (loss)	0.32	0.27	0.37	0.49[2]	0.62[2]	0.67
Net realized and unrealized gains or losses on investments	0.01	(0.22)	0.06	(0.20)	0.42	(0.04)

Total from investment operations	0.33	0.05	0.43	0.29	1.04	0.63

Distributions to shareholders from
Net investment income	(0.33)	(0.28)	(0.39)	(0.39)	(0.67)	(0.66)
Net realized gains	(0.04)	(0.04)	0	0	0	0

Total distributions to shareholders	(0.37)	(0.32)	(0.39)	(0.39)	(0.67)	(0.66)

Net asset value, end of period	$ 10.18	$ 10.22	$ 10.49	$ 10.45	$ 10.55	$ 10.18

Total return	3.26%	0.53%	4.20%	2.82%	10.51%	6.42%

Ratios and supplemental data
Net assets, end of period (thousands)	$371,364	$403,182	$445,835	$513,905	$331,219	$282,827
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.40%	0.41%	0.39%	0.33%[3]	0.27%	0.30%
Expenses excluding waivers/reimbursements
and expense reductions	0.40%	0.41%	0.39%	0.38%[3]	0.36%	0.40%
Net investment income (loss)	3.08%	2.61%	3.57%	4.71%[3]	6.06%	6.61%
Portfolio turnover rate	103%	125%	147%	44%	116%	62%

1 For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,				Year Ended September 30,

CLASS IS	2005	2004	2003	2002[1]	2001	2000

Net asset value, beginning of period	$ 10.22	$ 10.49	$ 10.45	$ 10.55	$ 10.18	$10.21

Income from investment operations
Net investment income (loss)	0.29[2]	0.25[2]	0.35	0.47[2]	0.59[2]	0.64
Net realized and unrealized gains or losses on investments	0.02	(0.22)	0.05	(0.20)	0.42	(0.03)

Total from investment operations	0.31	0.03	0.40	0.27	1.01	0.61

Distributions to shareholders from
Net investment income	(0.31)	(0.26)	(0.36)	(0.37)	(0.64)	(0.64)
Net realized gains	(0.04)	(0.04)	0	0	0	0

Total distributions to shareholders	(0.35)	(0.30)	(0.36)	(0.37)	(0.64)	(0.64)

Net asset value, end of period	$ 10.18	$ 10.22	$ 10.49	$ 10.45	$ 10.55	$10.18

Total return	3.00%	0.27%	3.94%	2.63%	10.24%	6.15%

Ratios and supplemental data
Net assets, end of period (thousands)	$13,452	$21,040	$36,522	$32,724	$29,418	$9,148
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.65%	0.66%	0.65%	0.57%[3]	0.52%	0.54%
Expenses excluding waivers/reimbursements
and expense reductions	0.65%	0.66%	0.65%	0.63%[3]	0.62%	0.64%
Net investment income (loss)	2.80%	2.36%	3.31%	4.47%[3]	5.76%	6.45%
Portfolio turnover rate	103%	125%	147%	44%	116%	62%

1 For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

June 30, 2005

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 2.1%
FIXED-RATE 2.1%
FHLMC:
Ser. 1916, Class PB, 6.50%, 08/15/2011	$ 208,049	$209,599
Ser. R001, Class AE, 4.375%, 04/15/2015	3,897,735	3,902,369
GNMA, Ser. 2005-12, Class A, 4.04%, 05/16/2021	4,518,703	4,492,783

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $8,607,138)		8,604,751

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 14.0%
FIXED-RATE 14.0%
FHLMC:
4.00%, 12/01/2014	5,639,719	5,524,441
5.50%, 01/01/2018 - 07/01/2019	22,341,634	22,948,604
FNMA:
5.00%, 02/01/2019 - 02/01/2020	8,628,719	8,732,682
5.50%, 07/01/2014 - 08/01/2014	18,571,116	19,105,276
6.50%, 09/01/2005 - 08/01/2010	59,266	61,539
GNMA:
6.50%, 12/15/2008 - 10/15/2010	97,611	100,483
8.00%, 08/15/2007	521	536
9.00%, 03/15/2009 - 08/15/2022	137,825	150,508
14.00%, 02/15/2012 - 06/15/2012	339,575	391,200

Total Agency Mortgage-Backed Pass Through Securities
(cost $57,258,018)		57,015,269

ASSET-BACKED SECURITIES 4.5%
Capital One Auto Finance Trust, Ser. 2002-A, Class A4, 4.79%, 01/15/2009	3,768,020	3,782,289
Chase Manhattan Auto Owner Trust, Ser. 2001-B, Class A4, 3.80%, 05/15/2008	1,499,918	1,501,018
Credit-Based Asset Servicing and Securitization LLC, Ser. 2003-CB3,
Class AF1, 2.88%, 12/25/2032	1,966,494	1,936,357
Empire Funding Home Loan Owner Trust, Ser. 1998-2, Class M2, 7.93%,
06/25/2024	808,153	807,965
Nautilus RMBS CDO, Ltd., Ser. 2005-1A, Class A3, 4.89%, 05/24/2035 144A	3,000,000	3,000,469
Oakwood Mtge. Investors, Inc., Ser. 1996-C, Class A5, 7.35%, 04/15/2027	1,765,043	1,806,003
Residential Asset Mtge. Products, Inc., Ser. 2001-RS1, Class AI4, 7.01%,
03/25/2031	1,729,754	1,730,295
Salomon Brothers Mtge. Securities VII, Inc., Ser. 1999-AQ2, Class M1, 4.07%,
11/15/2029	694,083	694,820
Trapeza CDO LLC, Ser. 2004-7A, Class B1, 4.71%, 01/25/2035 144A	3,000,000	3,040,710

Total Asset-Backed Securities (cost $18,501,454)		18,299,926

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

June 30, 2005

	Principal
	Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 4.5%
FIXED-RATE 3.8%
Commercial Mtge. Pass-Through Certificates, Ser. 2001-ZC1A, Class A, 6.36%,
06/14/2006 144A	$ 2,841,236	$2,883,059
Diversified REIT, Ser. 1999-1A, Class A1, 6.78%, 09/18/2007 144A	4,625,000	4,760,931
GE Capital Comml. Mtge. Corp., Ser. 2002-2A, Class A1, 3.35%, 08/11/2036	3,364,014	3,335,372
GE Capital Mall Finance Corp., Ser. 1998-1A, Class B2, 7.50%,
09/13/2028 144A	4,000,000	4,282,149

		15,261,511

FLOATING-RATE 0.7%
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2005-CNDA,
Class D, 3.87%, 08/15/2018 144A	3,000,000	2,999,994

Total Commercial Mortgage-Backed Securities (cost $18,769,509)		18,261,505

CORPORATE BONDS 36.7%
CONSUMER DISCRETIONARY 5.6%
Household Durables 0.8%
Ryland Group, Inc., 8.00%, 08/15/2006	3,000,000	3,122,724

Media 3.7%
Cox Communications, Inc., 7.75%, 08/15/2006	3,500,000	3,615,066
TCI Communications, Inc., 6.875%, 02/15/2006	3,685,000	3,745,817
Time Warner, Inc., 8.18%, 08/15/2007	4,000,000	4,305,168
Walt Disney Co., Ser. B, 6.75%, 03/30/2006	3,500,000	3,570,042

		15,236,093

Textiles, Apparel & Luxury Goods 1.1%
NIKE, Inc., 5.50%, 08/15/2006	4,225,000	4,303,885

CONSUMER STAPLES 0.8%
Food Products 0.8%
ConAgra Foods, Inc., 6.00%, 09/15/2006	3,000,000	3,051,966

ENERGY 0.5%
Oil, Gas & Consumable Fuels 0.5%
Pemex Project Funding Master Trust, FRN, 4.94%, 10/15/2009 (p) 144A	2,000,000	2,108,000

FINANCIALS 18.8%
Capital Markets 4.7%
Bear Stearns & Companies, Inc., FRN, 3.49%, 01/30/2009	4,000,000	4,021,360
Goldman Sachs Group, Inc., FRN, 3.35%, 10/27/2006	4,000,000	4,008,260
Lehman Brothers Holdings, Inc., FRN, 4.42%, 09/28/2007	3,000,000	2,987,820
Merrill Lynch & Co., Inc., FRN, 3.63%, 09/09/2009	4,000,000	4,008,976
Morgan Stanley, FRN, 3.28%, 01/18/2008	4,000,000	4,001,056

		19,027,472

Commercial Banks 1.0%
Fleet Capital Trust V, FRN, 4.43%, 12/18/2028	4,000,000	3,993,672

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

June 30, 2005

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Consumer Finance 6.3%
American General Finance Corp., FRN, 3.27%, 01/18/2008 (p)	$ 4,000,000	$4,001,972
General Electric Capital Corp., 5.00%, 06/15/2007	6,000,000	6,105,462
HSBC Finance Corp., 7.35%, 06/15/2022	3,000,000	3,098,628
John Deere Capital Corp., 3.125%, 12/15/2005	5,000,000	4,985,480
Sony Capital Corp., 4.95%, 11/01/2006 144A	3,000,000	3,028,086
Textron Financial Corp., 2.69%, 10/03/2006	4,500,000	4,426,344

		25,645,972

Diversified Financial Services 1.9%
Citigroup, Inc., FRN, 3.50%, 11/05/2014	4,000,000	4,022,764
JPMorgan Chase Capital XIII, FRN, 4.04%, 09/30/2034	4,000,000	3,967,572

		7,990,336

Insurance 2.4%
American International Group, Inc., 2.875%, 05/15/2008	2,000,000	1,923,404
Genworth Financial, Inc., FRN, 3.56%, 06/15/2007	4,000,000	4,009,416
Prudential Insurance Co., 6.375%, 07/23/2006 144A	4,000,000	4,093,784

		10,026,604

Real Estate 0.5%
iStar Financial, Inc., REIT, FRN, 4.64%, 03/12/2007	2,000,000	2,025,190

Thrifts & Mortgage Finance 2.0%
Countrywide Home Loan, FRN, 3.82%, 06/02/2006	4,000,000	4,013,860
Washington Mutual, Inc., FRN, 3.44%, 01/15/2010	4,000,000	4,011,060

		8,024,920

HEALTH CARE 0.9%
Health Care Providers & Services 0.9%
Manor Care, Inc., 7.50%, 06/15/2006	3,000,000	3,078,318
Quest Diagnostics, Inc., 6.75%, 07/12/2006	420,000	430,802

		3,509,120

INDUSTRIALS 1.6%
Building Products 0.9%
Masco Corp., 6.75%, 03/15/2006	3,500,000	3,563,798

Road & Rail 0.7%
Norfolk Southern Corp., 7.40%, 09/15/2006	3,000,000	3,119,943

INFORMATION TECHNOLOGY 1.6%
Computers & Peripherals 0.7%
International Business Machines Corp., 4.875%, 10/01/2006	3,000,000	3,032,868

IT Services 0.9%
USA Interactive, 6.75%, 11/15/2005	3,500,000	3,528,658

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

June 30, 2005

	Principal
	Amount	Value

CORPORATE BONDS continued
MATERIALS 0.9%
Chemicals 0.9%
International Flavors & Fragrances, Inc., 6.45%, 05/15/2006	$ 3,500,000	$3,564,008

TELECOMMUNICATION SERVICES 3.2%
Diversified Telecommunication Services 2.3%
GTE Corp., 6.36%, 04/15/2006	5,390,000	5,483,220
SBC Communications, Inc., 5.75%, 05/02/2006	4,000,000	4,057,756

		9,540,976

Wireless Telecommunication Services 0.9%
Cingular Wireless, Inc., 7.35%, 03/01/2006	3,500,000	3,577,052

UTILITIES 2.8%
Electric Utilities 0.8%
Entergy Gulf States, Inc., 3.60%, 06/01/2008	3,000,000	2,938,815
Pacific Gas & Electric Corp., FRN, 3.82%, 04/03/2006	500,000	500,000

		3,438,815

Multi-Utilities 2.0%
Baltimore Gas & Electric Co., 5.25%, 12/15/2006	3,000,000	3,046,059
Dominion Resources, Inc., 7.625%, 07/15/2005	5,000,000	5,004,530

		8,050,589

Total Corporate Bonds (cost $150,291,635)		149,482,661

U.S. GOVERNMENT & AGENCY OBLIGATIONS 10.1%
FHLB, 1.875%, 06/15/2006	6,000,000	5,895,600
FHLMC:
3.625%, 02/15/2007 (p)	20,000,000	19,953,620
2.85%, 02/23/2007	8,000,000	7,866,600
FNMA:
4.00%, 09/02/2008	2,500,000	2,500,218
FRN, 4.29%, 02/17/2009	5,000,000	4,963,500

Total U.S. Government & Agency Obligations (cost $41,534,184)		41,179,538

U.S. TREASURY OBLIGATIONS 9.7%
U.S. Treasury Notes:
2.625%, 11/15/2006 (p)	10,000,000	9,871,490
2.875%, 11/30/2006 (p)	10,000,000	9,901,180
3.125%, 01/31/2007 (p)	10,000,000	9,924,220
3.625%, 04/30/2007 (p)	10,000,000	9,997,660

Total U.S. Treasury Obligations (cost $39,955,714)		39,694,550

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 5.3%
FIXED-RATE 5.3%
Countrywide Alternative Loan Trust, Ser. 2004-30CB, Class 1A3, 5.50%,
02/25/2035	5,000,000	5,149,540
GSR Mtge. Loan Trust, Ser. 2005-AR1, Class 2A1, 4.98%, 01/25/2035	9,178,424	9,262,866

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

June 30, 2005

	Principal
	Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS continued
FIXED-RATE continued
Washington Mutual, Inc.:
Ser. 2004-AR4, Class A6, 3.81%, 06/25/2034	$ 3,500,000	$3,446,112
Ser. 2004-AR5, Class A6, 3.86%, 06/25/2034	4,000,000	3,937,187

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations
(cost $21,531,561)		21,795,705

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 0.7%
FLOATING-RATE 0.7%
Banc America Mtge. Securities, Inc., Ser. 2002-E, Class A1, 5.24%, 05/20/2032	108,061	110,412
Indymac Index Mtge. Loan Trust, Ser. 2005-AR3, Class 4A1, 5.54%, 04/25/2035	2,892,391	2,947,219

Total Whole Loan Mortgage-Backed Pass Through Securities
(cost $3,058,982)		3,057,631

WHOLE LOAN SUBORDINATE COLLATERALIZED
MORTGAGE OBLIGATIONS 1.2%
FIXED-RATE 0.4%
MASTR Resecuritization Trust, Ser. 2005-2, 4.75%, 03/28/2034	1,801,603	1,755,437

FLOATING-RATE 0.8%
Countrywide Home Loans, Ser. 2004-HYB8, Class 1M2, 4.73%, 01/20/2035	2,999,960	3,041,795

Total Whole Loan Subordinate Collateralized Mortgage Obligations
(cost $4,827,969)		4,797,232

YANKEE OBLIGATIONS - CORPORATE 6.7%
FINANCIALS 5.1%
Commercial Banks 2.1%
KfW Bankengruppe, 3.25%, 07/16/2007	5,000,000	4,939,905
Royal Bank of Scotland Group plc, FRN, 3.81%, 12/29/2049	4,000,000	3,528,608

		8,468,513

Diversified Financial Services 2.0%
Preferred Term Securities, Ltd., FRN:
4.99%, 03/24/2034 144A	5,000,000	5,095,900
4.99%, 06/24/2034 144A	3,000,000	3,057,750

		8,153,650

Real Estate 1.0%
Westfield Capital Corp., Ltd., FRN, 3.51%, 11/02/2007 144A	4,000,000	4,008,488

INDUSTRIALS 0.9%
Industrial Conglomerates 0.9%
Tyco International Group SA, 5.80%, 08/01/2006	3,500,000	3,563,602

TELECOMMUNICATION SERVICES 0.7%
Diversified Telecommunication Services 0.7%
France Telecom SA, 7.95%, 03/01/2006	3,000,000	3,066,210

Total Yankee Obligations - Corporate (cost $27,144,818)		27,260,463

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

June 30, 2005

	Shares	Value

PREFERRED STOCKS 1.0%
FINANCIALS 1.0%
Thrifts & Mortgage Finance 1.0%
Fannie Mae, Ser. 0 (cost $3,902,500)	70,000	$3,900,316

SHORT-TERM INVESTMENTS 17.7%
MUTUAL FUND SHARES 17.7%
Evergreen Institutional Money Market Fund ø ƒ	11,379,076	11,379,076
Navigator Prime Portfolio (pp)	60,844,198	60,844,198

Total Short-Term Investments (cost $72,223,274)		72,223,274

Total Investments (cost $467,606,756) 114.2%		465,572,821
Other Assets and Liabilities (14.2%)		(57,927,763)

Net Assets 100.0%		$407,645,058

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
(p)	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
(pp)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
CDO	Collateralized Debt Obligation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
MASTR	Mortgage Asset Securitization Transactions, Inc.
REIT	Real Estate Investment Trust

The following table shows the percent of total investments (excluding equity positions and collateral from securities on loan) by credit quality based on Moody’s and Standard & Poor’s ratings as of June 30, 2005 (unaudited):
AAA	50.9%
AA	5.5%
A	25.0%
BBB	14.4%
NR	4.2%

100.0%

The following table shows the percent of total investments (excluding equity positions and collateral from securities on loan) by maturity as of June 30, 2005 (unaudited):
Less than 1 year	18.7%
1 to 3 year(s)	51.6%
3 to 5 years	19.1%
5 to 10 years	3.7%
10 to 20 years	1.5%
20 to 30 years	5.4%

100.0%

See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005

Assets
Investments in securities, at value (cost $456,227,680)
including $59,603,373 of securities loaned	$454,193,745
Investments in affiliates, at value (cost $11,379,076)	11,379,076

Total investments	465,572,821
Cash	7,402
Principal paydown receivable	870,658
Receivable for Fund shares sold	4,641,546
Interest receivable	3,083,875
Receivable for securities lending income	3,258
Prepaid expenses and other assets	10,482

Total assets	474,190,042

Liabilities
Dividends payable	746,385
Payable for securities purchased	4,215,877
Payable for Fund shares redeemed	678,827
Payable for securities on loan	60,844,198
Advisory fee payable	2,430
Distribution Plan expenses payable	272
Due to other related parties	1,154
Accrued expenses and other liabilities	55,841

Total liabilities	66,544,984

Net assets	$407,645,058

Net assets represented by
Paid-in capital	$413,818,573
Overdistributed net investment income	(214,629)
Accumulated net realized losses on investments	(3,904,501)
Net unrealized losses on investments	(2,054,385)

Total net assets	$407,645,058

Net assets consists of
Class A	$3,902,291
Class B	7,017,687
Class C	11,908,639
Class I	371,364,403
Class IS	13,452,038

Total net assets	$407,645,058

Shares outstanding (unlimited number of shares authorized)
Class A	383,488
Class B	689,640
Class C	1,170,278
Class I	36,494,109
Class IS	1,321,925

Net asset value per share
Class A	$10.18
Class A — Offering price (based on sales charge of 3.25%)	$10.52
Class B	$10.18
Class C	$10.18
Class I	$10.18
Class IS	$10.18

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Year Ended June 30, 2005

Investment income
Interest	$13,816,454
Dividends	627,994
Income from affiliates	155,720
Securities lending	67,049

Total investment income	14,667,217

Expenses
Advisory fee	926,988
Distribution Plan expenses
Class A	15,403
Class B	78,060
Class C	151,970
Class IS	41,437
Administrative services fee	420,541
Transfer agent fees	92,766
Trustees’ fees and expenses	6,241
Printing and postage expenses	35,042
Custodian and accounting fees	120,277
Registration and filing fees	50,168
Professional fees	24,494
Other	8,675

Total expenses	1,972,062
Less: Expense reductions	(5,136)
Expense reimbursements	(5,212)

Net expenses	1,961,714

Net investment income	12,705,503

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	(3,327,435)
Futures contracts	(25,541)

Net realized losses on investments	(3,352,976)
Net change in unrealized gains or losses on investments	3,907,940

Net realized and unrealized gains or losses on investments	554,964

Net increase in net assets resulting from operations	$13,260,467

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended June 30,
	2005		2004

Operations
Net investment income		$12,705,503		$12,684,810
Net realized gains or losses on investments		(3,352,976)		2,983,720
Net change in unrealized gains or losses
on investments		3,907,940		(12,792,449)

Net increase in net assets resulting
from operations		13,260,467		2,876,081

Distributions to shareholders from
Net investment income
Class A		(155,007)		(173,836)
Class B		(174,950)		(153,582)
Class C		(336,533)		(410,717)
Class I		(12,214,632)		(11,865,674)
Class IS		(489,880)		(635,954)
Net realized gains
Class A		(17,492)		(24,584)
Class B		(26,556)		(38,588)
Class C		(52,332)		(101,278)
Class I		(1,289,542)		(1,849,118)
Class IS		(58,872)		(107,329)

Total distributions to shareholders		(14,815,796)		(15,360,660)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	312,487	3,195,216	1,019,015	10,569,385
Class B	85,542	874,429	269,651	2,791,485
Class C	93,129	951,889	517,029	5,366,155
Class I	11,452,519	116,959,596	19,079,001	197,789,913
Class IS	671,097	6,861,506	968,829	10,058,203

		128,842,636		226,575,141

Net asset value of shares issued in
reinvestment of distributions
Class A	10,927	111,797	12,883	133,391
Class B	12,048	123,208	12,364	127,907
Class C	25,532	261,167	33,242	343,959
Class I	403,905	4,127,709	375,498	3,885,945
Class IS	39,009	399,292	55,751	577,062

		5,023,173		5,068,264

Automatic conversion of Class B shares
to Class A shares
Class A	11,815	121,105	9,609	99,719
Class B	(11,815)	(121,105)	(9,609)	(99,719)

		0		0

Payment for shares redeemed
Class A	(544,019)	(5,567,703)	(1,063,388)	(11,020,085)
Class B	(220,239)	(2,254,677)	(282,429)	(2,923,653)
Class C	(819,123)	(8,387,816)	(1,296,633)	(13,427,038)
Class I	(14,809,628)	(151,463,760)	(22,521,593)	(233,544,249)
Class IS	(1,446,794)	(14,812,072)	(2,448,733)	(25,410,654)

		(182,486,028)		(286,325,679)

Net decrease in net assets resulting
from capital share transactions		(48,620,219)		(54,682,274)

Total decrease in net assets		(50,175,548)		(67,166,853)
Net assets
Beginning of period		457,820,606		524,987,459

End of period	$ 407,645,058		$ 457,820,606

Overdistributed net investment income		$(214,629)		$(368,978)

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Limited Duration Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Institutional (“Class I”) and Institutional Service (“Class IS”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

21

NOTES TO FINANCIAL STATEMENTS continued

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

22

NOTES TO FINANCIAL STATEMENTS continued

g. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to mortgage paydown gains and losses. During the year ended June 30, 2005, the following amounts were reclassified:

Overdistributed net investment income	$ 819,848
Accumulated net realized losses on investments	(819,848)

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.22% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended June 30, 2005, EIMC reimbursed other expenses in the amount of $78. In addition, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $5,134 which represents 0.10% of the average daily net assets of Class A shares.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

23

NOTES TO FINANCIAL STATEMENTS continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended June 30, 2005, EIS received $5,689 from the sale of Class A shares and $37,093 and $8,671 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the year ended June 30, 2005:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$210,486,743	$ 213,179,591	$225,105,070	$ 218,241,960

At June 30, 2005, the Fund had open long futures contracts outstanding as follows:

		Initial Contract	Value at
Expiration	Contracts	Amount	June 30, 2005	Unrealized Loss

September 2005	215 2-Year	$ 44,673,263	$ 44,652,813	$ 20,450
U.S. Treasury
Note Futures

During the year ended June 30, 2005, the Fund loaned securities to certain brokers. At June 30, 2005, the value of securities on loan and the value of collateral amounted to $59,603,373 and $60,844,198, respectively.

On June 30, 2005, the aggregate cost of securities for federal income tax purposes was $467,606,756. The gross unrealized appreciation and depreciation on securities based on tax cost was $718,935 and $2,752,870, respectively, with a net unrealized depreciation of $2,033,935.

As of June 30, 2005, the Fund had $1,677,975 in capital loss carryovers for federal income tax purposes all of which will expire in 2013.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of June 30, 2005, the Fund incurred and will elect to defer post-October losses of $2,246,976.

24

NOTES TO FINANCIAL STATEMENTS continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended June 30, 2005, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of June 30, 2005, the components of distributable earnings on a tax basis were as follows:

		Capital Loss
		Carryovers and
Overdistributed	Unrealized	Post-October
Ordinary Income	Depreciation	Losses

$214,629	$2,033,935	$3,924,951

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to marked-to-market income on futures contracts.

The tax character of distributions paid was as follows:

	Year Ended June 30,

	2005	2004

Ordinary Income	$13,474,436	$ 13,925,205
Long-term Capital Gain	1,341,360	1,435,455

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

25

NOTES TO FINANCIAL STATEMENTS continued

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended June 30, 2005, the Fund had no borrowings under this agreement.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

26

NOTES TO FINANCIAL STATEMENTS continued

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

27

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Limited Duration Fund, a series of Evergreen Select Fixed Income Trust, as of June 30, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2005 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Limited Duration Fund as of June 30, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 23, 2005

28

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate capital gain distributions of $1,341,360 for the fiscal year ended June 30, 2005.

For corporate shareholders, 4.60% of ordinary income dividends paid during the fiscal year ended June 30, 2005 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended June 30, 2005, the Fund designates 4.66% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2005 year-end tax information will be reported to you on your 2005 Form 1099-DIV, which shall be provided to you in early 2006.

29

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30

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director, Branded Media Corporation (multi-media branding company);
Trustee	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.;
DOB: 2/20/1943	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 86 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $249 billion in assets under management as of June 30, 2005 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.
- **Excellence**—We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.
- **Experience**—Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.
- **Commitment**—We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the sixth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2004, Evergreen was ranked fourth overall out of 38 participating companies.

566903 rv2 8/2005

Evergreen Investments

MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

566903 rv2 8/2005

Evergreen Short Intermediate Bond Fund

Evergreen

SHORT INTERMEDIATE BOND FUND

Annual Report
as of June 30, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
21	STATEMENT OF ASSETS AND LIABILITIES
22	STATEMENT OF OPERATIONS
23	STATEMENTS OF CHANGES IN NET ASSETS
25	NOTES TO FINANCIAL STATEMENTS
31	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

August 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Short Intermediate Bond Fund, which covers the twelve-month period ended June 30, 2005.

There have been a variety of challenges facing fixed income investors over the past year. Moderating economic growth, tighter monetary policy and the extent of the yield curve flattening are just a few of the dynamics that altered many long-held perceptions in the bond market. During times like these, the importance of proper asset allocation cannot be overemphasized, and we believe investors with exposure to our short-intermediate term fixed income product offerings had the opportunity to benefit from these diversification strategies. In order to successfully navigate this challenging environment, our portfolio management teams attempted to position their portfolios to take advantage of the flattening Treasury yield curve, paying close attention to duration, using barbell strategies, and emphasizing security selection and credit quality.

The investment period began with mixed signals on the domestic economy. Growth was good; it was just no longer great, and market interest rates declined on the perceived weakness. Yet Federal Reserve (Fed) officials continued to talk up their much-anticipated “measured removal of policy accommodation.” Throughout the confusion, we maintained our belief that the economy had simply transitioned from recovery to expansion. As a result of this transition, there were a variety of conflicting economic messages. Historically, the maturation of the economic cycle has experienced similarly erratic behavior. Yet market interest rates began to fluctuate with seemingly every monthly data point. Moreover, the costs for commodities and energy were rising, and since inflation-adjusted interested rates had remained low for such a lengthy period, the Fed seemed determined to prevent inflation from becoming a long-term problem. As a result, yields bounced higher in anticipation of tighter Fed policy.

After three years of stimulative policy actions, the Fed began their “measured removal of policy

1

LETTER TO SHAREHOLDERS continued

accommodation” last summer. While Chairman Greenspan had been very transparent in his public statements in an attempt to assuage investor angst, market interest rates remained quite volatile early on in the investment period. Only after the central bank’s first few rate increases did the long-end of the yield curve begin to recover, a process that would continue for the bulk of the investment period. The jury was out, though, on the message of the yield curve. Some felt that long-term inflation was under control, while others voiced concern about the end of the expansion. We believed that monetary officials were simply in the process of renormalizing interest rates from their prior hyper-stimulative stance, and therefore concluded that long-term pricing pressures were unlikely to halt the expansion.

The Fed Chairman, however, remained concerned about “complacency” within the bond market, as evidenced by his comments to congressional banking committees that it was a “conundrum” that long-term yields continued to decline. Indeed, one of Mr. Greenspan’s greatest skills during his stewardship of the Fed has been his ability to “talk” rates up or down. These “jawboning” tactics have largely been successful throughout his tenure, yet this time the fixed income markets would have none of it. Either the Fed was behind the curve, or long term pricing was not a threat. While we took the latter argument, other market forces were at work helping to drive yields lower. The global capital glut, foreign central bank intervention, a flight to quality during periods of uncertainty, and increased demand for longer-duration assets by under-funded pensions had all combined to push yields lower.

Throughout the investment period, the portfolio managers employed a variety of strategies to navigate these challenging times. Some managers would shorten duration or reduce allocation to fixed rate securities. Barbell strategies, for example, were also used in some portfolios for security selection with maturities of less than two years or greater than five years, as those securities within the 2-5 year timeframe struggled with the flattening of the yield curve during the investment period. Mortgages, corporates and structured products were all screened for credit quality and potential long-term gains for our investors’ portfolios.

As always, we recommend that investors maintain a fully diversified strategy for their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for

2

LETTER TO SHAREHOLDERS continued

more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio managers for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our Web site.

Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notification of Investment Strategy Change:

Effective October 1, 2005, the Fund’s prospectus will be amended to make the following change to the Fund’s principal investment strategy:

The Fund may invest a portion of its assets in derivative instruments, such as Treasury futures, Eurodollar futures and interest rate swap agreements in order to manage its exposure to interest rate risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of one or more underlying assets, reference rates or indexes. The various derivative instruments that the Fund may use are described in more detail under “Additional Information on Securities and Investment Practices” in the Statement of Additional Information. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and management risk.

The Fund’s prospectus will be supplemented to include this change.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of June 30, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Tattersall Advisory Group, Inc.

Portfolio Managers:

• Robert A. Calhoun, CFA
• Parham Behrooz, CFA
• Mehmet Camurdan, CFA
• Eric R. Harper, CFA
• Todd C. Kuimjian, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2005.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 3/31/1977

	Class A	Class B	Class C	Class I	Class IS
Class inception date	6/5/2002	6/5/2002	6/5/2002	11/24/1997	3/9/1998

Nasdaq symbol	EFXAX	EFXBX	EFXCX	ESFIX	EFISX

Average annual return*

1-year with sales charge	1.63%	-0.89%	3.11%	N/A	N/A

1-year w/o sales charge	4.99%	4.11%	4.11%	5.15%	4.89%

5-year	6.02%	5.83%	6.15%	6.80%	6.54%

10-year	5.76%	5.84%	5.84%	6.16%	5.89%

Maximum sales charge	3.25%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and IS prior to their inception is based on the fund’s Class I shares, the original class offered. The historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class IS, 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower. Historical performance shown for Class I prior to its inception is based on the fund’s predecessor common trust fund’s (CTF) performance, adjusted for Class I expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Short Intermediate Bond Fund Class A shares, versus a similar investment in the Lehman Brothers Intermediate Government/Credit Index (LBIGCI) and the Consumer Price Index (CPI).

The LBIGCI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 4.99% for the twelve-month period ended June 30, 2005, excluding any applicable sales charges. During the same period, the Lehman Brothers Intermediate Government/Credit Index (LBIGCI) returned 4.80% .

The fund seeks to maximize total return through a combination of current income and capital growth.

The fund performed well in a challenging environment, outpacing the LBIGCI. During the twelve month period, short-term interest rates rose steadily in response to the initiatives of the U.S. Federal Reserve Board, which sought to control the pace of economic growth and limit the threat of rising inflationary pressures. However, the yields of longer-maturity bonds did not move in the same direction, in fact they declined. This resulted in a flattening of the yield curve, which reflects the difference between the yields of short and long maturity securities. As this flattening of the yield curve occurred, securities with maturities of more than five years and less than two years tended to perform better than securities with maturities in the middle, the two-to-five year range.

Corporate bonds and mortgage-backed securities performed relatively well over the year, helped by the continued strength of the economy and low market interest rates, although the performance of corporates slipped somewhat during the second half of the year.

Although energy costs rose, overall inflation pressures appeared to be under control.

Helping performance was our focus on mortgages, which are not part of the LBIGCI, and our emphasis on securities structured to provide more consistent cash flow. Early in the fiscal year, we reduced our investments in corporate securities to a slight underweight relative to the LBIGCI. While this weighting decision did not help results during the first half of the period when corporates outperformed, good security selection among our corporate holdings more than compensated. During the second half of the fiscal year, as the yield spreads between corporates and Treasuries widened and corporates underperformed, our underweight position helped results. At the end of the fiscal year, we had approximately 31% of assets invested in corporates, which is about equal to the LBIGCI. Credit quality remained relatively high. Average credit quality at the end of the fiscal year, on June 30, 2005 was AA.

As a defensive tactic against the risks of a back-up in interest rates, we kept the portfolio’s duration, a measure of sensitivity to changes in interest rates, slightly short of the LBIGCI throughout the twelve months. This detracted from results, however, as longer-maturity rates declined and the yield curve flattened. At the end of the fiscal year, duration was 3.5 years, approximately 97% of the LBIGCI duration, based on our view that market interest rates may rise.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders. Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of June 30, 2005, and subject to change. 5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	1/1/2005	6/30/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,016.68	$ 3.65
Class B	$ 1,000.00	$ 1,012.42	$ 7.88
Class C	$ 1,000.00	$ 1,012.42	$ 7.88
Class I	$ 1,000.00	$ 1,017.43	$ 2.90
Class IS	$ 1,000.00	$ 1,016.18	$ 4.15
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,021.17	$ 3.66
Class B	$ 1,000.00	$ 1,016.96	$ 7.90
Class C	$ 1,000.00	$ 1,016.96	$ 7.90
Class I	$ 1,000.00	$ 1,021.92	$ 2.91
Class IS	$ 1,000.00	$ 1,020.68	$ 4.16

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.73% for Class A, 1.58% for Class B, 1.58% for Class C, 0.58% for Class I and 0.83% for Class IS), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS A	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 6.05	$ 6.33	$ 6.01	$ 6.01

Income from investment operations
Net investment income (loss)	0.23	0.22	0.27	0.02
Net realized and unrealized gains or losses on investments	0.07	(0.25)	0.34	0

Total from investment operations	0.30	(0.03)	0.61	0.02

Distributions to shareholders from
Net investment income	(0.24)	(0.24)	(0.27)	(0.02)
Net realized gains	0	(0.01)	(0.02)	0

Total distributions to shareholders	(0.24)	(0.25)	(0.29)	(0.02)

Net asset value, end of period	$ 6.11	$ 6.05	$ 6.33	$ 6.01

Total return[2]	4.99%	(0.41%)	10.42%	0.33%

Ratios and supplemental data
Net assets, end of period (thousands)	$83,691	$84,755	$93,989	$75,418
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.73%	0.74%	0.67%	0.67%[3]
Expenses excluding waivers/reimbursements and expense reductions	0.88%	0.89%	0.74%	0.75%[3]
Net investment income (loss)	3.69%	3.62%	4.35%	4.85%[3]
Portfolio turnover rate	154%	149%	132%	138%

1 For the period from June 5, 2002 (commencement of class operations), to June 30, 2002.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS B	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 6.05	$ 6.33	$ 6.01	$ 6.01

Income from investment operations
Net investment income (loss)	0.17	0.17	0.21	0.02
Net realized and unrealized gains or losses on investments	0.08	(0.25)	0.35	0

Total from investment operations	0.25	(0.08)	0.56	0.02

Distributions to shareholders from
Net investment income	(0.19)	(0.19)	(0.22)	(0.02)
Net realized gains	0	(0.01)	(0.02)	0

Total distributions to shareholders	(0.19)	(0.20)	(0.24)	(0.02)

Net asset value, end of period	$ 6.11	$ 6.05	$ 6.33	$ 6.01

Total return[2]	4.11%	(1.27%)	9.45%	0.28%

Ratios and supplemental data
Net assets, end of period (thousands)	$10,343	$13,664	$21,249	$16,801
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.58%	1.59%	1.57%	1.57%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.58%	1.59%	1.59%	1.64%[3]
Net investment income (loss)	2.83%	2.77%	3.45%	3.94%[3]
Portfolio turnover rate	154%	149%	132%	138%

1 For the period from June 5, 2002 (commencement of class operations), to June 30, 2002.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS C	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 6.05	$ 6.33	$ 6.01	$ 6.01

Income from investment operations
Net investment income (loss)	0.17	0.17	0.21	0.02
Net realized and unrealized gains or losses on investments	0.08	(0.25)	0.35	0

Total from investment operations	0.25	(0.08)	0.56	0.02

Distributions to shareholders from
Net investment income	(0.19)	(0.19)	(0.22)	(0.02)
Net realized gains	0	(0.01)	(0.02)	0

Total distributions to shareholders	(0.19)	(0.20)	(0.24)	(0.02)

Net asset value, end of period	$ 6.11	$ 6.05	$ 6.33	$ 6.01

Total return[2]	4.11%	(1.27%)	9.45%	0.28%

Ratios and supplemental data
Net assets, end of period (thousands)	$21,359	$30,311	$39,936	$28,833
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.58%	1.59%	1.57%	1.57%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.58%	1.59%	1.59%	1.64%[3]
Net investment income (loss)	2.83%	2.77%	3.44%	3.94%[3]
Portfolio turnover rate	154%	149%	132%	138%

1 For the period from June 5, 2002 (commencement of class operations), to June 30, 2002.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,				Year Ended September 30,

CLASS I	2005	2004	2003	2002[1]	2001	2000

Net asset value, beginning of period	$ 6.05	$ 6.33	$6.01	$ 6.18	$ 5.83	$ 5.82

Income from investment operations
Net investment income (loss)	0.23	0.23	0.28	0.24	0.36	0.37
Net realized and unrealized gains or losses on investments	0.08	(0.25)	0.34	(0.03)	0.35	0.01

Total from investment operations	0.31	(0.02)	0.62	0.21	0.71	0.38

Distributions to shareholders from
Net investment income	(0.25)	(0.25)	(0.28)	(0.23)	(0.36)	(0.37)
Net realized gains	0	(0.01)	(0.02)	(0.15)	0	0

Total distributions to shareholders	(0.25)	(0.26)	(0.30)	(0.38)	(0.36)	(0.37)

Net asset value, end of period	$ 6.11	$ 6.05	$6.33	$ 6.01	$ 6.18	$ 5.83

Total return	5.15%	(0.27%)	10.54%	3.63%	12.49%	6.82%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,197,647	$1,150,215	$1,149,953	$822,835	$513,230	$554,432
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.58%	0.59%	0.57%	0.57%[2]	0.56%	0.52%
Expenses excluding waivers/reimbursements
and expense reductions	0.58%	0.59%	0.59%	0.58%[2]	0.57%	0.59%
Net investment income (loss)	3.84%	3.76%	4.44%	5.17%[2]	5.96%	6.52%
Portfolio turnover rate	154%	149%	132%	138%	187%	37%

1 For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

2 Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,				Year Ended September 30,

CLASS IS	2005	2004	2003	2002[1]	2001	2000

Net asset value, beginning of period	$ 6.05	$ 6.33	$ 6.01	$ 6.18	$ 5.83	$ 5.82

Income from investment operations
Net investment income (loss)	0.22	0.21	0.27	0.22	0.34	0.36
Net realized and unrealized gains or losses on investments	0.07	(0.24)	0.34	(0.02)	0.35	0.01

Total from investment operations	0.29	(0.03)	0.61	0.20	0.69	0.37

Distributions to shareholders from
Net investment income	(0.23)	(0.24)	(0.27)	(0.22)	(0.34)	(0.36)
Net realized gains	0	(0.01)	(0.02)	(0.15)	0	0

Total distributions to shareholders	(0.23)	(0.25)	(0.29)	(0.37)	(0.34)	(0.36)

Net asset value, end of period	$ 6.11	$ 6.05	$ 6.33	$ 6.01	$ 6.18	$ 5.83

Total return	4.89%	(0.52%)	10.27%	3.43%	12.21%	6.55%

Ratios and supplemental data
Net assets, end of period (thousands)	$23,793	$17,507	$19,512	$16,601	$14,163	$12,709
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.83%	0.84%	0.83%	0.83%[2]	0.81%	0.78%
Expenses excluding waivers/reimbursements
and expense reductions	0.83%	0.84%	0.84%	0.83%[2]	0.83%	0.84%
Net investment income (loss)	3.61%	3.44%	4.22%	4.93%[2]	5.70%	6.26%
Portfolio turnover rate	154%	149%	132%	138%	187%	37%

1 For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

2 Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

June 30, 2005

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 9.0%
FIXED-RATE 9.0%
FHLMC, 6.98%, 10/01/2010 (h)	$ 15,727,376	$17,474,687
FNMA:
4.44%, 04/01/2013	2,358,537	2,363,942
4.83%, 02/01/2013	11,422,605	11,707,275
5.95%, 01/01/2009	5,933,092	6,194,170
6.08%, 10/01/2008	15,115,724	15,784,775
6.29%, 06/01/2011	3,421,743	3,725,338
6.31%, 02/01/2008	3,712,409	3,841,870
6.37%, 01/01/2008	2,164,990	2,248,771
6.40%, 12/01/2007	3,600,000	3,735,685
6.42%, 01/01/2008	2,730,107	2,838,430
6.79%, 12/01/2007	2,640,636	2,758,069
6.82%, 12/01/2007	6,196,785	6,474,547
6.875%, 01/01/2007	2,737,088	2,809,683
6.91%, 07/01/2009	9,349,695	10,112,357
6.95%, 10/01/2006	7,443,401	7,599,038
6.97%, 11/01/2007	3,944,104	4,155,166
7.01%, 12/01/2010	4,244,586	4,726,052
7.09%, 07/01/2009	2,808,316	3,051,639
7.20%, 12/01/2006	3,235,630	3,323,035
7.29%, 12/01/2010	4,536,225	5,115,929

Total Agency Commercial Mortgage-Backed Securities
(cost $122,545,170)		120,040,458

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 6.0%
FIXED-RATE 6.0%
FHLMC:
Ser. 1935, Class FL, 3.95%, 02/15/2027	44,285	44,750
Ser. 2356, Class GD, 6.00%, 09/15/2016	10,725,000	11,251,639
Ser. 2693, Class PD, 4.50%, 04/15/2017	8,218,000	8,223,792
Ser. 2752, Class PE, 5.00%, 02/15/2028	13,190,000	13,369,689
Ser. 2773, Class EB, 4.50%, 08/15/2013	11,940,000	12,010,050
Ser. 2780, Class LD, 5.00%, 03/15/2029	6,703,000	6,803,961
Ser. 2807, Class ND, 5.50%, 04/15/2029	14,620,000	14,994,573
Ser. 2975, Class OD, 5.50%, 09/15/2027	13,060,000	13,366,953

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $79,392,459)		80,065,407

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 3.0%
FIXED-RATE 3.0%
FHLMC:
5.50%, 02/01/2009 - 12/01/2017	1,287,374	1,320,154
6.00%, 04/01/2017	264,094	273,168
6.50%, 09/01/2019	8,417,651	8,763,552
7.50%, 02/01/2023	90,475	97,146

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

June 30, 2005

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
FNMA:
4.50%, 06/01/2013	$ 1,074,116	$1,074,261
4.50%, TBA #	4,540,000	4,520,137
5.00%, TBA #	11,075,000	11,199,594
5.50%, 12/01/2014 - 08/01/2018	1,424,978	1,465,474
6.00%, 02/01/2009 - 02/01/2018	1,781,194	1,839,089
6.50%, 07/01/2013 - 08/01/2017	4,409,055	4,593,275
7.00%, 10/01/2007 - 08/01/2032	2,632,719	2,771,468
7.50%, 10/01/2031 - 03/01/2032	573,016	612,460
GNMA:
7.00%, 09/15/2008 - 02/15/2009	319,729	329,210
8.05%, 06/15/2019 - 10/15/2020	1,771,254	1,923,340

		40,782,328

FLOATING-RATE 0.0%
FNMA, 3.65%, 06/01/2017	14,256	14,393

Total Agency Mortgage-Backed Pass Through Securities
(cost $40,674,180)		40,796,721

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 1.6%
FHLMC, Ser. T-60, Class 1A-4C, 5.40%, 03/25/2044	10,610,000	10,746,710
FNMA, Ser. 2003-W19, Class 1A5, 5.50%, 11/25/2033	10,690,000	10,877,978

Total Agency Reperforming Mortgage-Backed Collateralized Mortgage
Obligations (cost $22,085,936)		21,624,688

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH
SECURITIES 4.3%
FHLMC:
Ser. T-55, Class 1A1, 6.50%, 03/25/2043	8,849,750	9,268,254
Ser. T-57, Class 1-A2, 7.00%, 07/25/2043	3,373,481	3,561,131
FNMA:
Ser. 2001-T10, Class A1, 7.00%, 12/25/2041	2,390,386	2,524,840
Ser. 2002-26, Class A1, 7.00%, 01/25/2048	3,794,181	4,008,787
Ser. 2003-W6, Class 3A, 6.50%, 09/25/2042	15,976,453	16,704,659
Ser. 2004-W12, Class 1A1, 6.00%, 07/25/2044	10,167,573	10,516,749
Ser. 2004-W15, Class 1A2, 6.50%, 08/25/2044	9,827,776	10,281,730

Total Agency Reperforming Mortgage-Backed Pass Through Securities
(cost $57,263,805)		56,866,150

ASSET-BACKED SECURITIES 4.8%
Countrywide Home Loans, Inc., Ser. 2004-25, Class 2A3, FRN, 3.68%,
02/25/2035	12,162,120	12,164,328
E-Trade RV & Marine Trust, Class A1, 2.67%, 07/07/2009	6,667,463	6,657,691
FNMA, Ser. 2004-T9, Class A1, FRN, 3.45%, 04/25/2035	9,585,855	9,596,646
Harborview Mtge. Loan Trust, Ser. 2005-1, Class 2A1A, FRN, 3.53%,
02/19/2035	8,012,381	7,992,330

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

June 30, 2005

	Principal
	Amount	Value

ASSET-BACKED SECURITIES continued
Home Equity Mtge. Trust, Ser. 2005-1, Class A1, FRN, 3.51%, 04/28/2035	$ 11,334,518	$11,342,459
New Century Home Equity Loan Trust, Ser. 2005-A, Class A1F, 4.36%,
06/01/2035 (h)	10,349,000	10,345,895
Residential Asset Mtge. Products, Inc., Ser. 2002-RS3, Class AI5, 5.57%,
02/25/2032	5,690,668	5,735,337

Total Asset-Backed Securities (cost $64,028,445)		63,834,686

COMMERCIAL MORTGAGE-BACKED SECURITIES 10.4%
FIXED-RATE 10.4%
Asset Securitization Corp., Ser. 1997-D4, Class A-1D, 7.49%, 04/14/2029	6,690,619	7,021,559
Banc of America Comml. Mtge. Securities, Inc.:
Ser. 2004-3, Class A5, 5.31%, 06/10/2039	10,385,000	11,069,262
Ser. 2004-4, Class A1, 3.46%, 07/10/2042	8,728,950	8,639,697
Ser. 2004-4, Class A6, 4.88%, 07/10/2042	3,250,000	3,317,074
Bear Stearns Comml. Mtge. Securities, Inc.:
Ser. 2001-TOP2, Class A1, 6.08%, 02/15/2035	9,475,285	9,788,697
Ser. 2002, Class E, 7.29%, 10/15/2036 144A	5,000,000	5,553,466
Commercial Mtge. Pass-Through Cert., Ser. 2004-LB2A, Class A1, 2.96%,
03/10/2039	9,871,499	9,631,052
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2003-CK2, Class A4, 4.80%,
03/15/2036	12,530,000	12,789,242
Goldman Sachs Mtge. Securities Corp. II:
Ser. 2003-C1, Class A1, 2.90%, 01/10/2040	8,488,536	8,314,550
Ser. 2004-GG2, Class A6, 5.40%, 08/10/2038	6,705,000	7,111,158
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2004-CB8, Class A4,
4.40%, 01/12/2039	7,580,000	7,491,738
LB-UBS Comml. Mtge. Trust:
Ser. 2000-C4, Class A1, 7.18%, 09/15/2019	2,255,345	2,345,114
Ser. 2003-C5, Class A2, 3.48%, 07/15/2027	14,325,000	14,092,762
Morgan Stanley Capital I:
Ser. 1998-XL1, Class A3, 6.48%, 06/03/2030	6,254,000	6,575,236
Ser. 2003-LQ4, Class A2, 4.07%, 05/15/2040	18,490,000	17,953,104
Morgan Stanley Dean Witter, Ser. 2001, Class E, 7.48%, 07/15/2033 144A	7,000,000	7,951,441

Total Commercial Mortgage-Backed Securities (cost $139,791,779)		139,645,152

CORPORATE BONDS 31.6%
CONSUMER DISCRETIONARY 2.9%
Automobiles 0.2%
DaimlerChrysler Holdings Corp., 7.30%, 01/15/2012	1,240,000	1,387,437
General Motors Corp., 7.50%, 07/15/2005	725,000	725,319

		2,112,756

Hotels, Restaurants & Leisure 0.4%
McDonald’s Corp., 5.95%, 01/15/2008	5,500,000	5,739,629

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

June 30, 2005

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media 1.7%
Comcast Corp.:
6.20%, 11/15/2008	$870,000	$920,761
6.75%, 01/30/2011	10,175,000	11,238,735
Time Warner, Inc., 6.875%, 05/01/2012	10,000,000	11,299,790

		23,459,286

Multi-line Retail 0.6%
May Department Stores Co.:
5.95%, 11/01/2008	2,600,000	2,717,237
7.45%, 09/15/2011	4,270,000	4,863,534

		7,580,771

CONSUMER STAPLES 3.0%
Beverages 1.1%
Anheuser-Busch Companies, Inc.:
5.625%, 10/01/2010	7,100,000	7,545,177
7.25%, 09/15/2015	220,000	228,987
Coors Brewing Co., 6.375%, 05/15/2012	6,000,000	6,517,524

		14,291,688

Food & Staples Retailing 1.1%
Safeway, Inc., 4.80%, 07/16/2007	7,525,000	7,584,831
Sysco Corp., 4.75%, 07/30/2005	750,000	750,621
Wal-Mart Stores, Inc., 6.875%, 08/10/2009	5,750,000	6,342,417

		14,677,869

Food Products 0.8%
General Mills, Inc., 6.00%, 02/15/2012	10,000,000	10,886,590

FINANCIALS 18.9%
Capital Markets 4.0%
Alliance Capital Management LP, 5.625%, 08/15/2006	9,300,000	9,406,652
Bank of New York Co., Inc., 7.30%, 12/01/2009	5,000,000	5,608,275
Goldman Sachs Group, Inc.:
3.875%, 01/15/2009	11,000,000	10,861,499
7.35%, 10/01/2009	790,000	880,541
Legg Mason, Inc., 6.75%, 07/02/2008	9,950,000	10,711,006
Merrill Lynch & Co., Inc.:
3.125%, 07/15/2008	5,000,000	4,849,325
MTN, 4.125%, 09/10/2009	5,000,000	4,983,510
Morgan Stanley:
3.625%, 04/01/2008	3,000,000	2,955,393
3.875%, 01/15/2009	4,000,000	3,952,448

		54,208,649

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

June 30, 2005

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Commercial Banks 4.0%
Bank of America Corp., 4.375%, 12/01/2010	$ 9,250,000	$9,298,313
National City Corp.:
4.50%, 03/15/2010	10,250,000	10,357,256
6.20%, 12/15/2011	2,475,000	2,722,139
PNC Financial Services Group, Inc.:
5.75%, 08/01/2006	8,000,000	8,121,936
6.125%, 02/15/2009	3,400,000	3,613,778
SunTrust Banks, Inc., 6.375%, 04/01/2011	10,720,000	11,838,889
Union Planters Bank, 6.50%, 03/15/2008	1,000,000	1,056,762
Wells Fargo & Co., 6.25%, 04/15/2008	6,000,000	6,326,700

		53,335,773

Consumer Finance 3.0%
American General Finance Corp.:
4.50%, 11/15/2007	9,545,000	9,570,495
MTN, 3.875%, 10/01/2009	3,000,000	2,932,926
ChevronTexaco Capital Co., 3.50%, 09/17/2007	700,000	693,579
ConocoPhillips Funding Co., 5.45%, 10/15/2006	1,000,000	1,018,349
Ford Motor Credit Co.:
6.875%, 02/01/2006	1,200,000	1,212,162
7.375%, 10/28/2009	9,545,000	9,335,697
General Electric Capital Corp., 6.80%, 11/01/2005	1,000,000	1,010,097
GMAC, 6.875%, 09/15/2011	2,465,000	2,278,195
HSBC Finance Corp.:
6.40%, 06/17/2008	8,115,000	8,600,618
6.50%, 11/15/2008	2,475,000	2,643,669

		39,295,787

Diversified Financial Services 1.1%
Citigroup, Inc., 5.75%, 05/10/2006	755,000	766,462
Sprint Capital Corp., 7.625%, 01/30/2011	11,000,000	12,577,323
Verizon Global Funding Corp., 6.125%, 06/15/2007	860,000	892,160

		14,235,945

Insurance 2.3%
Genworth Financial, Inc., 4.75%, 06/15/2009	10,750,000	10,952,046
Metlife, Inc., 5.00%, 06/15/2015	10,000,000	10,168,450
Prudential Financial, Inc., 5.10%, 09/20/2014	9,375,000	9,667,210

		30,787,706

Real Estate 3.0%
Archstone-Smith Trust, 5.25%, 05/01/2015	7,200,000	7,363,102
CarrAmerica Realty Corp.:
3.625%, 04/01/2009	8,500,000	8,203,588
5.125%, 09/01/2011	4,500,000	4,550,796

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

June 30, 2005

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Real Estate continued
Duke Realty Corp., REIT:
3.35%, 01/15/2008	$ 10,000,000	$9,727,440
7.05%, 03/01/2006	2,500,000	2,532,767
EOP Operating LP, 7.00%, 07/15/2011	6,300,000	6,994,525
Simon Property Group, Inc., REIT, 6.875%, 10/27/2005	450,000	454,067

		39,826,285

Thrifts & Mortgage Finance 1.6%
Golden West Financial Corp., 4.125%, 12/15/2009	6,000,000	5,980,602
Vanderbilt Mortgage & Finance, Inc., 7.60%, 06/07/2025	8,000,000	8,736,108
Washington Mutual, Inc., 5.00%, 03/22/2012	7,000,000	7,146,916

		21,863,626

INDUSTRIALS 2.2%
Aerospace & Defense 1.3%
General Dynamics Corp., 4.50%, 08/15/2010	12,000,000	12,163,488
McDonnell Douglas Corp., 6.875%, 11/01/2006	5,755,000	5,936,484

		18,099,972

Road & Rail 0.9%
Burlington Northern Santa Fe Corp., 5.90%, 07/01/2012	10,975,000	11,863,042

MATERIALS 0.9%
Chemicals 0.2%
Dow Chemical Co., 8.625%, 04/01/2006	3,000,000	3,089,907

Paper & Forest Products 0.7%
International Paper Co., 5.85%, 10/30/2012	8,695,000	9,103,561

TELECOMMUNICATION SERVICES 2.1%
Diversified Telecommunication Services 1.6%
SBC Communications, Inc.:
5.875%, 02/01/2012	2,825,000	3,023,979
6.25%, 03/15/2011	8,500,000	9,230,499
Verizon Communications, Inc., 5.875%, 01/17/2012	8,370,000	8,860,038

		21,114,516

Wireless Telecommunication Services 0.5%
Cingular Wireless, 8.125%, 05/01/2012	5,725,000	6,868,637

UTILITIES 1.5%
Electric Utilities 1.2%
Carolina Power & Light Co., 6.50%, 07/15/2012	8,500,000	9,396,129
Southwestern Public Service Co., Ser. B, 5.125%, 11/01/2006	6,490,000	6,573,377

		15,969,506

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

June 30, 2005

	Principal
	Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Gas Utilities 0.3%
Consolidated Natural Gas Co., Ser. B, 5.375%, 11/01/2006	$ 4,300,000	$4,367,239

Total Corporate Bonds (cost $413,549,462)		422,778,740

U.S. GOVERNMENT & AGENCY OBLIGATIONS 0.8%
FHLMC:
3.50%, 04/01/2008	800,000	792,100
6.25%, 03/05/2012	1,675,000	1,735,742
FNMA:
3.00%, 02/26/2007	1,800,000	1,777,423
3.75%, 05/17/2007	1,250,000	1,246,761
4.75%, 01/02/2007	1,525,000	1,544,070
5.50%, 05/02/2006	1,750,000	1,774,367
6.00%, 12/15/2005	1,500,000	1,516,313
6.375%, 06/15/2009	890,000	969,206

Total U.S. Government & Agency Obligations (cost $11,625,581)		11,355,982

U.S. TREASURY OBLIGATIONS 15.0%
U.S. Treasury Bonds, 7.50%, 11/15/2016	84,970,000	111,393,716
U.S. Treasury Notes:
1.50%, 03/31/2006	1,600,000	1,577,314
1.625%, 09/30/2005	1,000,000	996,524
1.875%, 11/30/2005 - 12/31/2005	1,250,000	1,242,686
2.00%, 08/31/2005	10,400,000	10,382,538
2.25%, 02/15/2007	21,280,000	20,830,311
2.375%, 08/15/2006	3,500,000	3,455,431
2.50%, 10/31/2006	1,750,000	1,725,664
2.75%, 08/15/2007	850,000	834,595
3.00%, 11/15/2007	800,000	788,626
3.375%, 11/15/2008	24,935,000	24,690,537
4.75%, 05/15/2014	9,645,000	10,237,271
TIPS, 3.375%, 01/15/2007	11,393,149	11,758,538

Total U.S. Treasury Obligations (cost $196,211,842)		199,913,751

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 5.9%
FIXED-RATE 5.9%
Banc of America Mtge. Securities, Inc.:
Ser. 2005-D, Class 2A6, 4.80%, 05/25/2035	7,800,000	7,835,410
Ser. 2005-E, Class 2A7, 4.63%, 06/25/2035	13,250,000	13,199,452
GSR Mtge. Loan Trust, Ser. 2004-12, Class 3A6, 4.50%, 12/25/2034	14,000,000	13,751,639
MASTR Adjustable Rate Mtge. Trust, Ser. 2004-13, Class 3A6, 3.79%,
11/21/2034	5,395,000	5,283,583
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2004-9XS, Class A, 3.68%,
07/25/2034	1,123,050	1,123,996

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

June 30, 2005

	Principal
	Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS continued
FIXED-RATE continued
Washington Mutual, Inc.:
Ser. 2004-AR4, Class A6, 3.81%, 06/25/2034	$ 9,875,000	$9,722,959
Ser. 2005-AR5, Class A6, 4.69%, 05/25/2035	15,851,000	15,869,737
Wells Fargo Mtge. Backed Securities Trust, Ser. 2005- Ar1, Class 2A17, 3.50%,
06/25/2035 (h)	12,185,000	11,902,308

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations
(cost $78,690,942)		78,689,084

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 4.4%
FIXED-RATE 2.4%
Structured Asset Securities Corp., Ser. 2005-NC1, Class A1, 3.65%, 02/25/2035	10,516,253	10,483,558
Wells Fargo Mtge. Backed Securities Trust:
Ser. 2005-AR1, Class 1A1, 4.56%, 02/25/2035 (h)	12,416,521	12,386,721
Ser. 2005-AR2, Class 2A1, 4.49%, 03/25/2035	9,415,079	9,404,228

		32,274,507

FLOATING-RATE 2.0%
DLJ Mtge. Acceptance Corp., Ser. 1991-3, Class A1, 3.94%, 02/20/2021	427,803	425,807
Fund America Investors Corp., Ser. 1993-A, Class A5, 4.94%, 06/25/2023	1,124,397	1,135,726
IndyMac Index Mtge. Loan Trust, Ser. 2004-AR5, Class 2A1A, 3.74%, 08/25/2034	9,478,398	9,479,802
Perpetual Savings Bank, Ser. 1990-1, Class 1, 4.21%, 04/01/2020	2,103,668	2,111,064
Washington Mutual, Inc., Ser. 2004-AR13, Class A2A, 3.50%, 11/22/2044 (h)	13,233,925	13,259,070

		26,411,469

Total Whole Loan Mortgage-Backed Pass Through Securities
(cost $58,637,564)		58,685,976

YANKEE OBLIGATIONS-CORPORATE 1.0%
TELECOMMUNICATION SERVICES 1.0%
Wireless Telecommunication Services 1.0%
Vodafone Group plc, 7.75%, 02/15/2010 (cost $12,786,373)	11,525,000	13,172,003

YANKEE OBLIGATIONS-GOVERNMENT 0.1%
Canada, 4.625%, 10/03/2006	1,125,000	1,137,867
Italy, 2.50%, 03/31/2006	900,000	892,032

Total Yankee Obligations-Government (cost $2,021,913)		2,029,899

	Shares	Value

SHORT-TERM INVESTMENTS 2.6%
MUTUAL FUND SHARES 2.6%
Evergreen Institutional Money Market Fund ø ## (cost $34,275,323)	34,275,323	34,275,323

Total Investments (cost $1,333,580,774) 100.5%		1,343,774,020
Other Assets and Liabilities (0.5%)		(6,939,923)

Net Assets 100.0%		$ 1,336,834,097

See Notes to Financial Statements

19

SCHEDULE OF INVESTMENTS continued

June 30, 2005

(h)	Security is valued at fair value as determined by the investment advisor in good faith under procedures established by the Board of Trustees.
#	When-issued or delayed delivery security
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MASTR	Mortgage Asset Securitization Transactions, Inc.
MTN	Medium-Term Note
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities

The following table shows the percent of total investments by maturity as of June 30, 2005 (unaudited):
Less than 1 year	7.4%
1 to 3 year(s)	23.0%
3 to 5 years	27.1%
5 to 10 years	34.1%
10 to 20 years	8.4%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of June 30, 2005 (unaudited):
AAA	65.9%
AA	2.5%
A	16.4%
BBB	14.1%
BB	1.1%

100.0%

See Notes to Financial Statements

20

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005

Assets
Investments in securities, at value (cost $1,299,305,451)	$1,309,498,697
Investments in affiliates, at value (cost $34,275,323)	34,275,323

Total investments	1,343,774,020
Receivable for securities sold	8,841,920
Receivable for Fund shares sold	234,977
Interest receivable	11,207,733
Prepaid expenses and other assets	27,314

Total assets	1,364,085,964

Liabilities
Dividends payable	3,176,106
Payable for securities purchased	22,983,245
Payable for Fund shares redeemed	616,616
Advisory fee payable	7,362
Due to other related parties	32,947
Accrued expenses and other liabilities	435,591

Total liabilities	27,251,867

Net assets	$1,336,834,097

Net assets represented by
Paid-in capital	$1,333,340,869
Overdistributed net investment income	(425,114)
Accumulated net realized losses on investments	(6,274,904)
Net unrealized gains on investments	10,193,246

Total net assets	$1,336,834,097

Net assets consists of
Class A	$83,691,232
Class B	10,343,242
Class C	21,358,957
Class I	1,197,647,223
Class IS	23,793,443

Total net assets	$1,336,834,097

Shares outstanding (unlimited number of shares authorized)
Class A	13,701,463
Class B	1,693,363
Class C	3,496,833
Class I	196,070,978
Class IS	3,895,420

Net asset value per share
Class A	$6.11
Class A — Offering price (based on sales charge of 3.25%)	$6.32
Class B	$6.11
Class C	$6.11
Class I	$6.11
Class IS	$6.11

See Notes to Financial Statements

21

STATEMENT OF OPERATIONS

Year Ended June 30, 2005

Investment income
Interest	$56,197,713
Income from affiliates	1,685,357

Total investment income	57,883,070

Expenses
Advisory fee	5,039,980
Distribution Plan expenses
Class A	258,618
Class B	119,175
Class C	253,961
Class IS	45,029
Administrative services fee	1,308,792
Transfer agent fees	563,533
Trustees’ fees and expenses	18,408
Printing and postage expenses	45,835
Custodian and accounting fees	365,234
Registration and filing fees	133,840
Professional fees	38,827
Other	64,822

Total expenses	8,256,054
Less: Expense reductions	(13,970)
Expense reimbursements	(127,613)

Net expenses	8,114,471

Net investment income	49,768,599

Net realized and unrealized gains or losses on investments
Net realized gains on investments	6,579,759
Net change in unrealized gains or losses on investments	9,545,283

Net realized and unrealized gains or losses on investments	16,125,042

Net increase in net assets resulting from operations	$65,893,641

See Notes to Financial Statements

22

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended June 30,
	2005		2004

Operations
Net investment income		$49,768,599		$47,953,791
Net realized gains on investments		6,579,759		4,920,059
Net change in unrealized gains or
losses on investments		9,545,283		(58,525,641)

Net increase (decrease) in net assets
resulting from operations		65,893,641		(5,651,791)

Distributions to shareholders from
Net investment income
Class A		(3,355,293)		(3,527,681)
Class B		(361,961)		(527,707)
Class C		(771,493)		(1,091,828)
Class I		(47,303,697)		(46,587,908)
Class IS		(687,624)		(728,612)
Net realized gains
Class A		0		(127,138)
Class B		0		(24,526)
Class C		0		(50,528)
Class I		0		(1,610,757)
Class IS		0		(28,118)

Total distributions to shareholders		(52,480,068)		(54,304,803)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,386,847	14,609,925	4,044,247	24,862,768
Class B	244,129	1,492,935	396,112	2,432,519
Class C	204,965	1,264,409	862,086	5,317,566
Class I	38,908,320	238,188,391	57,369,387	353,671,299
Class IS	2,652,149	16,153,454	1,652,916	9,688,811

		271,709,114		395,972,963

Net asset value of shares issued in
reinvestment of distributions
Class A	467,288	2,853,475	489,896	3,013,810
Class B	41,463	253,255	65,108	400,605
Class C	85,410	521,705	127,688	785,641
Class I	1,969,985	12,028,706	1,987,142	12,223,958
Class IS	66,346	405,130	71,484	439,783

		16,062,271		16,863,797

Automatic conversion of Class B
shares to Class A shares
Class A	146,117	891,881	218,713	1,351,137
Class B	(146,117)	(891,881)	(218,713)	(1,351,137)

		0		0

Payment for shares redeemed
Class A	(3,313,767)	(20,200,658)	(5,580,733)	(34,417,513)
Class B	(705,597)	(4,308,718)	(1,338,620)	(8,241,199)
Class C	(1,805,666)	(11,031,189)	(2,284,308)	(14,058,755)
Class I	(47,755,637)	(291,641,368)	(50,757,191)	(312,578,763)
Class IS	(1,717,975)	(10,491,504)	(1,910,980)	(11,773,165)

		(337,673,437)		(381,069,395)

Net asset value of shares issued in
acquisition
Class I	12,743,595	76,871,934	0	0

See Notes to Financial Statements

23

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended June 30,
	2005	2004

Capital share transactions
continued
Net increase in net assets resulting
from capital share transactions	$26,969,882	$31,767,365

Total increase (decrease) in net assets	40,383,455	(28,189,229)
Net assets
Beginning of period	1,296,450,642	1,324,639,871

End of period	$1,336,834,097	$1,296,450,642

Overdistributed net investment income	$(425,114)	$(602,969)

See Notes to Financial Statements

24

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Short Intermediate Bond Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Institutional (“Class I”) and Institutional Service (“Class IS”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market

25

NOTES TO FINANCIAL STATEMENTS continued

daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the coun-terparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to certain capital loss carryovers assumed as a result of acquisitions and mortgage paydown gains and losses. During the year ended June 30, 2005, the following amounts were reclassified:

Paid-in capital	$2,738,277
Overdistributed net investment income	2,889,324
Accumulated net realized losses on investments	(5,627,601)

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the

26

NOTES TO FINANCIAL STATEMENTS continued

class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.35% as average daily net assets increase.

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended June 30, 2005, EIMC reimbursed other expenses in the amount of $252. In addition, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $127,361 which represents 0.15% of the average daily net assets of Class A shares.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended June 30, 2005, the transfer agent fees were equivalent to an annual rate of 0.04% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares, and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended June 30, 2005, EIS received $4,049 from the sale of Class A shares and $51,624, and $10,272 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. ACQUISITION

Effective at the close of business on March 18, 2005, the Fund acquired the net assets of SouthTrust Income Fund in a tax-free exchange for Class I shares of the Fund. Class I shares were

27

NOTES TO FINANCIAL STATEMENTS continued

issued to shares of SouthTrust Income Fund at an exchange ratio of 1.55 for Class I shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized depreciation of $1,620,433. The aggregate net assets of the Fund and SouthTrust Income Fund immediately prior to the acquisition were $1,259,560,035 and $76,871,934, respectively. The aggregate net assets of the Fund immediately after the acquisition were $1,336,431,969.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the year ended June 30, 2005:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$1,498,332,336	$532,890,051	$1,468,157,758	$457,890,141

On June 30, 2005, the aggregate cost of securities for federal income tax purposes was $1,334,134,799. The gross unrealized appreciation and depreciation on securities based on tax cost was $19,121,491 and $9,482,270, respectively, with a net unrealized appreciation of $9,639,221.

As of June 30, 2005, the Fund had $3,906,513 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2007	2008	2010	2012

$170,921	$1,945,760	$959,410	$830,422

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of June 30, 2005, the Fund incurred and will elect to defer post-October losses of $1,814,366.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended June 30, 2005, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of June 30, 2005, the components of distributable earnings on a tax basis were as follows:

		Capital Loss
		Carryovers and
Overdistributed	Unrealized	Post-October
Ordinary Income	Appreciation	Losses

$425,114	$9,639,221	$5,720,879

28

NOTES TO FINANCIAL STATEMENTS continued

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid was as follows:

	Year Ended June 30,

	2005	2004

Ordinary Income	$52,480,068	$ 52,525,793
Long-term Capital Gain	0	1,779,010

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended June 30, 2005, the Fund had no borrowings under this agreement.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the

29

NOTES TO FINANCIAL STATEMENTS continued

SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

30

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Short Intermediate Bond Fund, a series of Evergreen Select Fixed Income Trust, as of June 30, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2005 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Short Intermediate Bond Fund as of June 30, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 23, 2005

31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director, Branded Media Corporation (multi-media branding company);
Trustee	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.;
DOB: 2/20/1943	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 86 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

566904 rv2 8/2005

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the 3 series of the Registrant’s annual financial statements for the fiscal years ended June 30, 2005 and June 30, 2004, and fees billed for other services rendered by KPMG LLP.

	2005	2004
Audit fees	$80,808	$76,997
Audit-related fees (1)	4,800	0

Audit and audit-related fees	85,608	76,997
Tax fees (2)	0	5,679
All other fees	0	0

Total fees	$85,608	$82,676

(1) Audit related fees consists principally of fees for interfund lending procedures. (2) Tax fees consists of fees for tax consultation, tax compliance and tax review.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

The Audit Committee has pre-approved the Audit services in Appendix A. All other audit services not listed in Appendix A must be specifically pre-approved by the Audit Committee.

IV. Audit-related Services

Audit –related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

The Audit Committee has pre-approved the Audit-related services in Appendix B. All other Audit-related services not listed in appendix B must be specifically pre-approved by the Audit Committee.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax services in Appendix C. All Tax services involving large and complex transactions not listed in Appendix C must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in appendix D. Permissible All Other services not listed in Appendix D must be specifically pre-approved by the Audit Committee.

A list of the SEC’s prohibited non-audit services is attached to this policy as Exhibit 1. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant’s first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 9 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: September 2, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: September 2, 2005

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: September 2, 2005